UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06722

Forward Funds

(Exact name of registrant as specified in charter)

433 California Street, 11th Floor, San Francisco, CA 94104

(Address of principal executive offices) (Zip code)

J. Alan Reid, Jr.

433 California Street, 11th Floor

San Francisco, California 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 999-6809

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Schedule of Investments.

The Schedule of Investments are included herewith.

Forward Asia-Ex Japan Equities Fund

Portfolio of Investments (Note 1)

March 31, 2008 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 94.80%
China: 18.06%
40,000	Air China, Ltd.	$33,767
38,000	Aluminum Corp. of China, Ltd.	61,424
22,000	China Insurance International Holdings Co., Ltd. (a)	50,487
7,393	China Mengniu Dairy Co., Ltd.	21,563
18,533	China Merchants Bank Co., Ltd.	64,177
24,500	China Mobile, Ltd.	364,542
11,623	China Netcom Group Corp. Hong Kong, Ltd.	33,453
4,004	China Overseas Land & Investment, Ltd.	7,388
60,000	China Petroleum & Chemical Corp.	51,345
112,000	China Telecom Corp., Ltd.	70,228
66,000	CNOOC, Ltd.	97,525
1	Guangzhou R&F Properties Co., Ltd.	3
69,427	Huaneng Power International, Inc.	52,722
53,000	Industrial & Commercial Bank of China, Ltd.	36,910
33,200	Li Ning Co., Ltd.	93,636
42,000	PetroChina Co., Ltd.	52,455
8,500	Ping An Insurance Co. of China, Ltd.	60,233
10,000	Shanghai Industrial Holdings, Ltd.	37,776
2,000	Tiangong International Co., Ltd. (a)	869
2,000	Xinjiang Xinxin Mining Industry Co., Ltd. (a)	1,305
37,068	Zijin Mining Group Co., Ltd. (a)	35,436
		1,227,244
Hong Kong: 13.64%
15,621	Belle International Holdings, Ltd.	16,198
37,500	BOC Hong Kong Holdings, Ltd.	90,297
19,000	Cathay Pacific Airways, Ltd.	37,352
6,000	Cheung Kong Holdings, Ltd.	85,189
13,000	China Infrastructure Machinery Holdings, Ltd.	9,705
6,600	Esprit Holdings, Ltd.	79,207
9,000	Hang Seng Bank, Ltd.	162,939
6,000	Henderson Land Development Co., Ltd.	42,633
40,000	Hong Kong & China Gas Co., Ltd.	120,268
10,000	Hutchison Whampoa, Ltd.	94,634
3,500	Kerry Properties, Ltd.	21,092
22,000	New World Development Co., Ltd.	53,313
1,967	Parkson Retail Group, Ltd.	16,580
3,000	Sun Hung Kai Properties, Ltd.	46,796
4,500	Swire Pacific, Ltd.	50,767
		926,970
Indonesia: 3.84%
41,000	Golden Agri-Resources, Ltd.	29,638
37,500	PT Bank Rakyat Indonesia Tbk	25,665
166,500	PT Bumi Resources Tbk	112,147
32,500	PT Perusahaan Gas Negara	49,959
32,000	PT United Tractors Tbk	43,628
		261,037

Malaysia: 3.08%
12,400	Bumiputra-Commerce Holdings Berhad	38,574
27,300	IOI Corp., Berhad	60,600
23,400	Public Bank, Berhad	79,744
9,100	Telekom Malaysia Berhad	30,158
		209,076
Philippines: 0.94%
1,860	Ayala Corp.	17,589
18,100	Banco de Oro-EPCI, Inc.	22,533
350	Philippine Long Distance Telephone Co.	23,588
		63,710
Singapore: 1.90%
2,000	DBS Group Holdings, Ltd.	26,154
9,000	SembCorp Marine, Ltd.	24,977
2,000	Singapore Airlines, Ltd.	22,667
4,000	United Overseas Bank, Ltd.	55,622
		129,420
South Korea: 25.14%
2,470	Daewoo Engineering & Construction Co., Ltd.	53,872
160	DC Chemical Co., Ltd.	60,989
344	GS Engineering & Construction Corp.	50,366
2,360	Hana Financial Group, Inc.	96,511
854	Hanjin Heavy Industries & Construction Co., Ltd.	53,895
970	Hyundai Development Co.	66,211
611	Hyundai Motor Co.	48,678
2,597	Kookmin Bank	145,276
779	Korea Gas Corp.	57,814
2,720	KT Corp.	128,948
1,028	KT & G Corp.	80,550
289	NHN Corp. (a)	67,439
353	POSCO	169,665
410	Samsung Corp.	28,731
653	Samsung Electronics Co., Ltd.	410,784
295	Samsung Fire & Marine Insurance Co., Ltd. (a)	60,915
121	Shinsegae Co., Ltd.	76,240
277	SK Telecom Co., Ltd.	52,164
		1,709,048
Taiwan: 24.15%
32,000	Advanced Semiconductor Engineering, Inc.	31,179
39,000	Asia Cement Corp.	69,708
8,000	Asustek Computer, Inc.	23,437
12,000	AU Optronics Corp.	20,817
18,000	Cathay Financial Holding Co., Ltd.	45,919
30,000	China Airlines	17,430
73,000	China Steel Corp.	115,341
82,000	Chinatrust Financial Holding Co., Ltd. (a)	79,221
53,000	Chunghwa Telecom Co., Ltd.	139,393
23,000	Delta Electronics, Inc.	67,986
47,000	Far Eastern Textile, Ltd.	79,211
59,000	First Financial Holding Co., Ltd.	61,856
9,000	Formosa Plastics Corp.	27,226
39,000	Fubon Financial Holding Co., Ltd.	44,290

11,000	Hon Hai Precision Industry Co., Ltd.	63,003
3,000	MediaTek, Inc.	39,500
18,000	President Chain Store Corp.	61,621
20,000	Synnex Technology International Corp.	54,379
91,000	Taishin Financial Holdings Co., Ltd. (a)	45,531
39,000	Taiwan Cement Corp.	75,613
14,000	Taiwan Fertilizer Co., Ltd.	61,061
142,000	Taiwan Semiconductor Manufacturing Co., Ltd.	294,942
30,000	Uni-President Enterprises Corp.	44,487
83,000	Yuanta Financial Holding Co., Ltd. (a)	77,865
		1,641,016
Thailand: 4.05%
12,600	Aapico Hitech Pcl	4,402
6,600	Advanced Info Service Pcl	21,801
53,200	Bank of Ayudhya Pcl (a)	39,539
202,876	Italian-Thai Development Pcl	51,549
10,600	Kasikornbank Pcl	30,973
104,500	Krung Thai Bank Pcl	33,522
5,100	PTT Pcl	51,186
14,300	Siam Commercial Bank Pcl	42,126
		275,098
	Total Common Stocks (Cost $6,628,272)	6,442,619
WARRANTS: 0.01%
China: 0.01%
2,000	China Overseas Land & Investment, Ltd., Warrants, (Expiring 08/27/08) (a)	745
	Total Warrants (Cost $1,026)	745

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 4.98%
	Dexia - Brussells
$338,282	1.700%, due 04/01/08	338,282
	Total Short-Term Bank Debt Instruments (Cost $338,282)	338,282
	Total Investments: 99.79% (Cost $6,967,580)	6,781,646
	Net Other Assets and Liabilities: 0.21%	14,083
	Net Assets: 100.00%	$6,795,729

(a)	Non-income producing security.

Percentages are stated as a percent of net assets.

Forward Eastern Europe Equities Fund

Portfolio of Investments (Note 1)

March 31, 2008 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 98.69%
Czech Republic: 1.09%
746	CEZ AS	$56,939
Estonia: 0.09%
902	Silvano Fashion Group AS (a)	4,856
Georgia: 1.20%
2,450	Bank of Georgia, GDR (a)(b)	62,475
Hungary: 3.17%
4,032	OTP Bank Nyrt.	164,862
Kazakhstan: 4.01%
3,572	Kazakhmys Plc	113,214
3,327	KazMunaiGas Exploration & Production, GDR (b)	83,341
3,616	Uranium One, Inc. (a)	11,907
		208,462
Poland: 11.14%
1,158	Bank Pekao SA	102,680
16,648	Getin Holding SA (a)	93,075
2,873	Global Trade Centre SA (a)	48,380
337	ING Bank Slaski AS	80,271
2,777	KGHM Polska Miedz SA	127,799
6,259	Powszechna Kasa Oszczednosci Bank Polski SA	126,581
		578,786
Russia: 63.65%
2,663	Cherepovets MK Severstal, GDR, Registered Shares (b)	60,184
8,392	Comstar United Telesystems, GDR (b)	87,696
1,342	Evraz Group SA, GDR (b)	115,815
9,548	Gazprom OAO, ADR (c)	486,947
1,797	Imperial Energy Corp., Plc (a)	46,613
2,599	Integra Group Holdings, GDR (a)(b)	28,667
13,309	JSC MMC Norilsk Nickel, ADR (c)	375,313
6,246	LUKOIL, Sponsored ADR (c)	535,906
6,216	Magnitogorsk Iron & Steel Works, Sponsored GDR (b)	98,834
1,067	Mechel, ADR (c)	121,413
3,420	Mobile TeleSystems OJSC, Sponsored ADR (c)	259,408
2,398	NovaTek OAO, GDR (b)	193,519
1,153	OAO TMK, GDR (b)	37,473
1,996	Pharmstandard, GDR (a)(b)	46,906
726	Polyus Gold Co., ADR (c)	37,008
998	RAO Unified Energy System, GDR (a)(b)	103,543
6,092	Sistema JSFC, Sponsored GDR (b)	195,553
1,567	Surgutneftegaz, ADR (c)	74,699

416	Tatneft, GDR (b)	54,080
1,119	Uralkali, GDR (a)(b)	45,879
6,298	Vimpel-Communications, ADR (c)	188,247
5,139	VTB Bank OJSC, GDR (a)(b)	37,155
749	Wimm-Bill-Dann Foods OJSC, ADR (c)	76,758
		3,307,616
Turkey: 14.34%
10,504	Aksigorta AS	38,259
906	Bagfas Bandirma Gubre Fabrikalari AS	80,123
892	BIM Birlesik Magazalar AS	70,194
5,764	Enka Insaat ve Sanayi AS	70,846
1,778	Eregli Demir ve Celik Fabrikalari TAS	12,459
36,742	Hurriyet Gazetecilik Ve Matbaacilik AS (a)	56,175
43,886	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (a)	33,877
16,896	Karsan Otomotiv Sanayi ve Ticaret AS (a)	24,186
5,465	Koza Davetiyeleri (a)	24,165
12,211	Sekerbank TAS (a)	23,245
15,087	TAT Konserve Sanayii AS (a)	31,434
23,864	Tekfen Holding AS (a)	118,042
9,445	Tofas Turk Otomobil Fabrikasi AS	30,438
17,239	Turkiye Garanti Bankasi AS	77,519
14,596	Turkiye Is Bankasi AS, Class C	54,039
		745,001
	Total Common Stocks (Cost $5,915,691)	5,128,997
	Total Investments: 98.69% (Cost $5,915,691)	5,128,997
	Net Other Assets and Liabilities: 1.31%	67,871
	Net Assets: 100.00%	$5,196,868

(a)	Non-income producing security.

(b)	GDR-Global Depositary Receipt.

(c)	ADR-American Depositary Receipt.

Percentages are stated as a percent of net assets.

Forward Emerging Markets Fund (a)

Portfolio of Investments (Note 1)

March 31, 2008 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 88.75%
Argentina: 0.00% (b)
118	Banco Macro SA, ADR (c)	$2,991
Bahrain: 0.03%
575	Gulf Finance House E.C., Sponsored GDR (d)	23,000
Brazil: 13.30%
61,479	Banco do Brasil SA	810,050
101,727	Companhia Vale do Rio Doce	3,497,572
31,344	Global Village Telecom Holding SA (e)	589,118
47,811	Lojas Renner SA	889,355
57,130	Petroleo Brasileiro SA, ADR (c)	4,838,340
15,205	Tim Participacoes SA, ADR (c)	490,969
10,607	Unibanco-Uniao de Bancos Brasileiros SA, GDR (d)	1,237,200
		12,352,604
China: 10.16%
443	Bosideng International Holdings, Ltd. (e)	83
753,000	China Citic Bank (e)	397,658
3	China Construction Bank Corp.	2
146,250	China Mobile, Ltd.	2,176,091
6,522	China Petroleum & Chemical Corp., ADR (c)	560,762
742,000	CNOOC, Ltd.	1,096,413
810,000	Denway Motors, Ltd.	343,456
21,938	Focus Media Holding, Ltd., ADR (c) (e)	771,121
400	Great Wall Motor Co., Ltd.	386
71,223	Gushan Environmental Energy, Ltd., ADR (c)	930,884
451,000	Hidili Industry International Development, Ltd. (e)	595,720
1,302,000	Maanshan Iron & Steel Co., Ltd.	682,564
813,037	Shanghai Electric Group Co., Ltd.	496,222
189,000	Shanghai Industrial Holdings, Ltd.	713,973
16,520	Suntech Power Holdings Co., Ltd., ADR (c)(e)	670,051
		9,435,386
Egypt: 1.05%
6,526	Orascom Construction Industries Co., GDR (d)	977,269
Hong Kong: 1.41%
550,000	Pacific Basin Shipping, Ltd.	904,577
972,200	Wasion Meters Group, Ltd.	399,740
		1,304,317
Hungary: 0.00%(b)
100	OTP Bank Nyrt	4,089

India: 2.34%
13,020	ICICI Bank, Ltd., Sponsored ADR (c)	497,234
12,901	State Bank of India, GDR (d)	1,096,585
37,016	Tata Motors, Ltd., Sponsored ADR (c)	578,190
		2,172,009
Indonesia: 3.24%
1,194,915	PT Bank Mandiri Tbk	408,906
537,813	PT Bank Rakyat Indonesia Tbk	368,085
2,210,000	PT Bumi Resources Tbk	1,488,539
17,777	PT Telekomunikasi Indonesia, Sponsored ADR (c)	745,567
		3,011,097
Malaysia: 2.64%
174,700	Bumiputra-Commerce Holdings Berhad	543,463
1,133,000	Gamuda Berhad	1,168,953
25,600	IOI Corp., Berhad	56,827
205,400	Telekom Malaysia Berhad	680,707
		2,449,950
Mexico: 3.99%
44,015	America Movil SA de CV, ADR, Series L (c)	2,803,315
135,394	Grupo Mexico SAB de CV, Series B	899,298
		3,702,613
Pakistan: 1.32%
281,500	Oil & Gas Development Co., Ltd.	601,210
245,100	United Bank, Ltd.	619,640
		1,220,850
Philippines: 0.00%(b)
2	Ayala Land, Inc.	1
3	Philippine Long Distance Telephone Co.	202
		203
Poland: 1.24%
24,908	KGHM Polska Miedz SA	1,146,276
Russia: 14.75%
12,241	LUKOIL	1,046,606
45,773	Magnitogorsk Iron & Steel Works, Sponsored GDR (d)	727,791
421	Mechel, ADR (c)	47,906
5,116	MMC Norilsk Nickel	1,450,385
11,604	Mobile TeleSystems OJSC, Sponsored ADR (c)	880,163
95,290	OAO Gazprom, Sponsored ADR (c)	4,859,791
4,373	RAO Unified Energy System, GDR (d)(e)	453,699
186,989	Rosneft Oil Co., GDR (d)	1,684,770
480,373	Sberbank	1,503,567
32,456	Sistema JSFC, Sponsored GDR (d)	1,041,838
		13,696,516
Slovakia: 0.00%(b)
525	Chirana Prema AS (e)(f)(g)	0
South Africa: 3.33%
38,180	Impala Platinum Holdings, Ltd.	1,473,531
106,775	MTN Group, Ltd.	1,619,399
		3,092,930

South Korea: 13.81%
3,187	Daelim Industrial Co.	407,084
43,100	Doosan Construction & Engineering Co., Ltd.	552,704
1	Hanjin Heavy Industries & Construction Co., Ltd. (e)	35
9,325	Hyundai Department Store Co., Ltd.	899,215
3,067	Korea Zinc Co., Ltd.	370,078
17,532	LG Corp.	1,322,402
27,830	LG Dacom Corp.	525,492
10,402	LG Electronics, Inc.	1,333,926
1,904	NHN Corp. (e)	444,302
19,111	Samsung Corp.	1,339,226
3,229	Samsung Electronics Co., Ltd.	2,031,269
3,828	Samsung Fire & Marine Insurance Co., Ltd. (e)	790,454
24,224	Shinhan Financial Group Co., Ltd.	1,279,260
2,429	Shinsegae Co., Ltd.	1,530,465
		12,825,912
Taiwan: 12.72%
622,477	AU Optronics Corp.	1,079,825
298,485	Cathay Financial Holding Co., Ltd.	761,454
1,067,600	Chinatrust Financial Holding Co., Ltd. (e)	1,031,421
384,000	Chunghwa Telecom Co., Ltd.	1,009,944
234,756	Hon Hai Precision Industry Co., Ltd.	1,344,576
76,700	MediaTek, Inc.	1,009,892
448,000	Nan Ya Plastics Corp.	1,113,382
367,458	Siliconware Precision Industries Co.	616,875
381,000	Taiwan Cement Corp.	738,686
251,000	Taiwan Fertilizer Co., Ltd.	1,094,735
134,322	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (c)	1,379,486
668,000	Yuanta Financial Holding Co., Ltd. (e)	626,673
		11,806,949
Thailand: 2.43%
552,600	Kasikornbank Pcl	1,579,610
3,100	PTT Exploration & Production Pcl - Foreign	14,867
138,000	PTT Exploration & Production Pcl	661,839
		2,256,316
Turkey: 0.99%
246,900	Turkiye Is Bankasi AS, Class C	914,102
	Total Common Stocks (Cost $67,518,992)	82,395,379
INVESTMENT HOLDING COMPANIES: 0.45%
Vietnam: 0.45%
9,858	Vietnam Growth Fund, Ltd. (e)	216,876
26,000	Vietnam Resource Investments Holdings, Ltd. (e)	198,250
		415,126
	Total Investment Holding Companies (Cost $533,695)	415,126

LOAN PARTICIPATION NOTES: 4.29%
India: 4.29%
39,370	Bharti Airtel, Ltd. (Loan Participation Notes issued by Merrill Lynch International & Co.), expiring 03/17/11 (e)	810,804
116,892	Gujarat NRE Coke, Ltd. (Loan Participation Notes issued by Macquarie Group, Ltd.), expiring 05/10/12(e)	402,217
145,877	Hindalco Industries, Ltd. (Loan Participation Notes issued by Merrill Lynch International & Co.), expiring 09/30/10 (e)	600,306
118,046	Hindustan Unilever, Ltd. (Loan Participation Notes issued by Merrill Lynch International & Co.), expiring 12/30/10 (e)	673,204
97,568	Ranbaxy Laboratories, Ltd. (Loan Participation Notes issued by Merrill Lynch International & Co.), expiring 01/28/09 (e)	1,066,268
93,522	Steel Authority of India, Ltd. (Loan Participation Notes issued by Merrill Lynch International & Co.), expiring 04/21/09 (e)	431,945
		3,984,744
	Total Loan Participation Notes (Cost $4,131,061)	3,984,744
PREFERRED STOCKS: 1.77%
Brazil: 1.77%
45,777	Cia Energetica de Minas Gerais, Preference	822,040
14,753	Usinas Siderurgicas de Minas Gerais SA, Preference	825,889
		1,647,929
	Total Preferred Stocks (Cost $1,444,565)	1,647,929

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 3.62%
	Wachovia - London
$3,365,000	1.700%, due 04/01/08	3,365,000
	Total Short-Term Bank Debt Instruments (Cost $3,365,000)	3,365,000
	Total Investments: 98.88% (Cost $76,993,313)	91,808,178
	Net Other Assets and Liabilities: 1.12%	1,041,644
	Net Assets: 100.00%	$92,849,822

(a)	Prior to May 1, 2008, the Forward Emerging Markets Fund was known as the Forward Global Emerging Markets Fund.

(b)	Amount represents less than 0.01%.

(c)	ADR - American Depositary Receipt.

(d)	GDR - Global Depositary Receipt.

(e)	Non-income producing security.

(f)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(g)	Fair valued security.

Percentages are stated as a percent of net assets.

Security determined to be illiquid under procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid security is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
05/08/96-05/10/96	Chirana Prema AS(g)	$16,311	$0	0.00%

Forward International Equity Fund

Portfolio of Investments (Note 1)

March 31, 2008 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 98.03%
Australia: 1.29%
24,542	MacArthur Coal, Ltd.	$293,371
17,173	Orica, Ltd.	457,179
15,863	United Group, Ltd.	174,981
		925,531
Austria: 2.39%
12,546	Raiffeisen International Bank Holding AG	1,710,341
Belgium: 1.28%
11,642	Delhaize Group	916,053
Brazil: 2.80%
20,433	Bovespa Holding SA	276,562
5,464	Companhia de Bebidas das Americas, ADR (a)	412,805
6,001	Petroleo Brasileiro SA, ADR (a)	508,225
3,303	Unibanco-Uniao de Bancos Brasileiros SA, GDR (b)	385,262
71,187	Vivo Participacoes SA, ADR (a)(c)	424,275
		2,007,129
Canada: 1.25%
9,715	Addax Petroleum Corp.	385,684
593	Suncor Energy, Inc. (Canadian Dollars)	57,316
4,687	Suncor Energy, Inc. (U.S. Dollars)	451,593
		894,593
China: 1.28%
726,354	China New Town Development Co., Ltd. (c)	147,756
64,000	Citic Pacific, Ltd.	271,373
456,000	Keck Seng Investments	234,368
209,448	PetroChina Co., Ltd.	261,586
		915,083
Egypt: 1.17%
12,348	Orascom Telecom Holding SAE, GDR, Registered Shares (b)	839,664
Finland: 1.34%
23,432	Kone Corp. Oyj.	961,459
France: 7.44%
31,882	Air France-KLM	897,957
9,556	Electricite de France	831,422
15,477	Saft Groupe SA	610,616
14,550	Societe Generale	1,424,655
21,032	Total SA	1,561,936
		5,326,586

Germany: 8.93%
5,081	Allianz SE	1,008,965
10,395	Bayerische Motoren Werke AG	575,048
13,159	Daimler AG	1,126,621
29,845	Deutsche Post AG	913,146
19,034	Fresenius Medical Care AG & Co.	955,591
36,681	Hypo Real Estate Holding AG	969,419
16,259	Kloeckner & Co., AG	844,510
		6,393,300
Greece: 1.27%
17,249	National Bank of Greece SA	910,092
Hong Kong: 3.76%
34,335	Cheung Kong Holdings, Ltd.	487,497
141,325	Hutchison Telecommunications International, Ltd.	201,565
45,000	Jardine Matheson Holdings, Ltd.	1,421,100
65,946	Kerry Properties, Ltd.	397,405
213,000	KWG Property Holding, Ltd. (c)	180,085
		2,687,652
India: 0.38%
3,202	State Bank of India, GDR (b)	272,170
Indonesia: 0.52%
355,500	PT Telekomunikasi Indonesia Tbk	372,686
Italy: 12.47%
109,004	Astaldi SpA	839,803
72,256	Banco Popolare Scarl (c)	1,196,643
78,272	Danieli & Co., SpA, Non-Voting Shares	1,858,528
39,956	Enia SpA (c)	599,583
50,213	Fondiaria-Sai SpA	1,359,551
81,960	Marazzi Group SpA	678,676
67,306	Mediaset SpA	622,682
264,212	UniCredit SpA	1,768,615
		8,924,081
Japan: 9.50%
29,000	Asahi Glass Co., Ltd.	319,733
81	Astellas Pharma, Inc.	3,137
48,000	Daiwa Securities Group, Inc.	416,051
24,200	Hitachi Construction Machinery Co., Ltd.	605,728
5,500	Ibiden Co., Ltd.	216,292
133,000	Isuzu Motors, Ltd.	664,466
60,000	ITOCHU Corp.	592,295
32,000	Mitsubishi Estate Co., Ltd.	776,886
38,000	Mitsui & Co., Ltd.	770,065
21,100	Sumco Techxiv Corp.	540,836
94,000	Sumitomo Heavy Industries, Ltd.	607,304
55	Sumitomo Mitsui Financial Group, Inc.	361,958
30,000	Sumitomo Realty & Development Co., Ltd.	528,792
7,500	T&D Holdings, Inc.	392,757
		6,796,300

Kazakhstan: 1.57%
44,870	KazMunaiGas Exploration & Production, GDR (b)	1,123,994
Malaysia: 1.23%
218,600	Asiatic Development Berhad	574,094
731,900	Sunway Holdings, Inc. Berhad (c)	306,627
		880,721
Mexico: 1.64%
6,093	America Movil SA de CV, ADR, Series L (a)	388,063
5,996	Coca-Cola Femsa, SA de CV, Sponsored ADR (a)	337,755
18,558	Grupo Televisa SA, Sponsored ADR (a)	449,846
		1,175,664
Netherlands: 1.89%
39,136	Royal Dutch Shell Plc, Class A	1,350,646
Norway: 2.05%
1,180,166	Marine Harvest (c)	690,623
40,497	Telenor ASA (c)	775,371
		1,465,994
Philippines: 0.39%
1,084,840	Ayala Land, Inc.	279,196
Singapore: 1.88%
43,000	City Developments, Ltd.	344,262
208,896	Indofood Agri Resources, Ltd. (c)	355,129
228,000	Singapore Telecommunications, Ltd.	647,666
		1,347,057
South Korea: 1.11%
3,170	LG Electronics, Inc.	406,513
1,877	Samsung Fire & Marine Insurance Co., Ltd. (c)	387,587
		794,100
Spain: 6.09%
73,950	Banco Santander SA	1,473,372
52,541	Corporacion Dermoestetica SA (c)	474,471
82,199	Sol Melia SA	1,156,270
43,558	Telefonica SA	1,251,568
		4,355,681
Sweden: 1.30%
13,375	Modern Times Group AB, Class B	931,907
Switzerland: 7.35%
161	Bank Sarasin & Co., Ltd., AG	700,352
15,298	Compagnie Financiere Richemont SA	858,019
16,766	Julius Baer Holding, Ltd.	1,235,798
5,653	Roche Holding AG	1,063,887
4,441	Zurich Financial Services AG	1,398,573
		5,256,629

Taiwan: 2.55%
105,176	Cathay Financial Holding Co., Ltd.	268,311
4,688	Cathay Financial Holding Co., Ltd., GDR (b)	120,950
325,000	Taiwan Cement Corp.	630,112
30,914	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (a)	317,487
328,000	Uni-President Enterprises Corp.	486,394
		1,823,254
Thailand: 0.68%
110,700	Bangkok Bank Public Co., Ltd.	488,718
Turkey: 1.34%
164,327	Aksigorta AS	598,538
40,002	Anadolu Efes Biracilik Ve Malt Sanayii AS	356,759
		955,297
United Arab Emirates: 0.72%
545,194	DP World, Ltd. (c)	517,934
United Kingdom: 9.17%
28,075	Carnival Plc	1,114,932
119,981	International Power Plc	947,713
180,964	Invista Real Estate Investment Management Holdings Plc	238,834
32,097	Oilexco, Inc. (c)	423,611
70,964	Raymarine Plc	327,800
35,855	SIG Plc	625,845
8,889	Soco International Plc (c)	338,187
529,213	Tanfield Group Plc (c)	1,018,788
48,156	WH Smith Plc	354,573
50,568	Whitbread Plc	1,171,193
		6,561,476
	Total Common Stocks (Cost $72,912,433)	70,160,988
MUTUAL FUNDS: 1.45%
Canada: 1.45%
34,356	iShares MSCI Canada Index Fund (d)	1,040,987
	Total Mutual Funds (Cost $740,247)	1,040,987
	Total Investments: 99.48% (Cost $73,652,680)	71,201,975
	Net Other Assets and Liabilities: 0.52%	370,463
	Net Assets: 100.00%	$71,572,438

(a)	ADR - American Depositary Receipt.

(b)	GDR - Global Depositary Receipt.

(c)	Non-income producing security.

(d)	Investment in other funds is calculated at their respective net asset value as determined by those funds, in accordance with the Investment Company Act of 1940.

Percentages are stated as a percent of net assets.

Forward International Small Companies Fund

Portfolio of Investments (Note 1)

March 31, 2008 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 94.61%
Australia: 4.48%
3,134,000	Babcock & Brown Power, Ltd.	$4,525,384
2,932,300	Boart Longyear Co.	4,904,094
1,293,383	Centennial Coal Co., Ltd.	4,810,840
1,053,633	Kagara, Ltd.	4,217,575
1,415,600	Metcash, Ltd.	5,278,373
2,100,000	Sunland Group, Ltd.	4,740,406
606,000	Transfield Services, Ltd.	6,086,527
		34,563,199
Austria: 2.05%
239,331	Conwert Immobilien Invest AG (a)	4,024,053
124,306	Intercell AG (a)	5,149,570
164,868	RHI AG (a)	6,637,303
		15,810,926
Belgium: 3.50%
45,700	Bekaert SA	6,649,988
49,028	EVS Broadcast Equipment SA	5,267,292
357,938	Ion Beam Applications (a)	8,103,490
316,045	Telenet Group Holding NV (a)	6,995,391
		27,016,161
China: 0.57%
647,000	Sino Gold Mining, Ltd. (a)	4,416,967
Denmark: 1.73%
30,452	SimCorp AS (b)	6,311,663
80,450	TrygVesta AS (a)	7,068,372
		13,380,035
Finland: 1.35%
196,200	Elisa Oyj	4,900,276
1,530,789	Ruukki Group Oyj	5,510,174
		10,410,450
France: 7.80%
82,236	bioMerieux	9,567,217
114,514	Bureau Veritas SA (a)	6,544,587
108,078	Gemalto NV (a)	3,144,689
80,343	Iliad SA	7,994,852
92,240	Sechilienne-Sidec	7,128,318
159,266	Teleperformance	5,923,978
60,979	Vilmorin & Cie	10,582,106
100,177	Virbac SA	9,201,462
		60,087,209

Germany: 8.28%
162,710	Bechtle AG	5,127,313
32,091	Bijou Brigitte Modische Accessoires AG	5,065,880
318,636	D+S europe AG (a)	4,386,584
161,804	Escada AG (a)	4,401,388
206,846	GEA Group AG (a)	6,958,981
295,818	Kontron AG	4,787,001
70,093	Pfeiffer Vacuum Technology AG	6,545,525
131,573	Sfc Smart Fuel Cell AG (a)	2,783,471
176,284	SGL Carbon AG (a)	11,210,305
116,883	Software AG	8,922,015
169,276	Vivacon AG	3,610,487
		63,798,950
Greece: 2.82%
115,060	Fourlis Holdings SA	3,752,924
307,427	Hellenic Technodomiki Tev SA	3,756,627
165,656	JUMBO SA	4,969,078
252,643	Lamda Development SA	4,036,481
689,765	Michaniki SA	5,227,060
		21,742,170
Hong Kong: 3.25%
2,193,036	China Green Holdings, Ltd.	2,426,171
5,602,000	China Infrastructure Machinery Holdings, Ltd.	4,182,074
2,373,100	China Insurance International Holdings Co., Ltd. (a)	5,445,904
1,000,000	Moulin Global Eyecare Holdings, Ltd. (a)(c)(d)	0
9,699,568	Prime Success International Group, Ltd.	5,209,562
5,861,822	Shun TAK Holdings, Ltd.	7,757,867
		25,021,578
Ireland: 1.00%
167,897	FBD Holdings Plc	7,686,985
Italy: 2.93%
406,695	ACEA SpA	7,961,696
221,910	Danieli & Co., SpA, Non-Voting Shares	5,269,140
58,179	Danieli & Co., SpA, Voting Shares	2,099,702
485,613	Enia SpA (a)	7,287,147
		22,617,685
Japan: 14.85%
271,000	Aeon Delight Co., Ltd.	6,728,782
1,000	ASKUL Corp.	18,509
737,000	Citizen Watch Co., Ltd.	6,232,856
710,000	CKD Corp.	4,708,166
407,000	Don Quijote Co., Ltd.	7,390,349
400,629	Fujimi, Inc.	5,827,769
206,300	Hamamatsu Photonics K.K.	5,753,551
414,000	Hitachi Koki Co., Ltd.	5,274,679
2,948,000	Ishihara Sangyo Kaisha, Ltd. (a)	6,743,018
408,000	Izumi Co., Ltd.	5,623,917
889,000	Kitz Corp.	5,270,857
199,300	Kobayashi Pharmaceutical Co., Ltd.	7,677,689
587,000	Kyorin Co., Ltd.	7,602,498
211,000	Lintec Corp.	3,016,402
298	MID REIT, Inc.	1,165,931
430,000	Nabtesco Corp.	5,823,635
393,000	Namco Bandai Holdings, Inc.	5,322,532

320,000	Nihon Kohden Corp.	7,319,422
318,070	Nippon Seiki Co., Ltd.	4,310,921
2,437	Risa Partners, Inc.	4,889,647
400,000	Ryobi, Ltd.	1,512,841
173,200	Sysmex Corp.	6,255,217
		114,469,188
Netherlands: 3.51%
167,774	Exact Holding NV	5,692,148
49,861	Nutreco Holding NV	3,833,584
99,108	Smit Internationale NV	10,092,146
264,006	Unit 4 Agresso NV	7,423,228
		27,041,106
Portugal: 0.65%
620,730	Jeronimo Martins SGPS SA (a)	4,988,105
Singapore: 5.85%
5,074,099	ASL Marine Holdings, Ltd.	3,723,230
5,800,000	Ausgroup, Ltd.	3,918,777
6,508,400	ComfortDelGro Corp., Ltd.	8,605,680
3,235,000	KS Energy Services, Ltd.	4,230,447
3,591,309	MobileOne, Ltd.	5,531,312
2,825,000	Parkway Holdings, Ltd.	6,567,620
1,330,807	Singapore Petroleum Co., Ltd.	6,535,839
2,123,000	UOL Group, Ltd.	5,953,562
		45,066,467
Spain: 5.56%
135,172	Bolsas y Mercados Espanoles	6,602,709
307,768	Grifols SA	8,099,797
252,071	Indra Sistemas SA	7,258,766
212,634	Prosegur Cia de Seguridad SA	8,919,476
96,930	Tecnicas Reunidas SA	7,343,854
421,470	Tubacex SA	4,664,443
		42,889,045
Sweden: 4.56%
164,668	B&B Tools AB	4,808,250
312,801	Hexagon AB, Class B	6,369,888
724,717	Kappahl Holding AB (a)	6,769,237
130,550	Oriflame Cosmetics SA	8,667,667
336,579	Saab AB	8,496,823
		35,111,865
Switzerland: 4.43%
10,228	Banque Cantonale Vaudoise	4,428,597
48,426	BKW FMB Energie AG	6,178,204
18,302	Helvetia Holding AG	6,892,506
49,768	Partners Group	7,231,419
359,200	Temenos Group AG (a)	9,404,089
		34,134,815
United Kingdom: 15.44%
596,850	Aggreko Plc	7,646,152
549,515	Charter Plc (a)	9,270,005
139,717	Forth Ports Plc	5,701,037

845,514	Inchcape Plc	6,745,721
887,140	Informa Plc	5,515,244
2,539,994	Invista Real Estate Investment Management Holdings Plc (c)	3,352,246
761,808	Lancashire Holdings, Ltd.	4,248,478
1,230,281	Meggitt Plc	6,732,887
946,684	Mouchel Group Plc	8,182,287
299,350	Premier Oil Plc (a)	8,246,130
2,680,256	PV Crystalox Solar Plc (a)	6,861,949
1,983,314	QinetiQ Plc	7,596,793
1,339,500	RPS Group Plc	8,573,416
727,804	Serco Group Plc	6,554,093
303,541	SIG Plc	5,298,278
1,054,000	Southern Cross Healthcare Group, Ltd.	7,844,285
979,621	St. James’s Place Capital Plc	5,035,462
455,442	Venture Production Plc	5,640,261
		119,044,724
	Total Common Stocks (Cost $706,309,175)	729,297,630

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 4.90%
	Wachovia - London
$37,747,000	1.700%, due 04/01/08	37,747,000
	Total Short-Term Bank Debt Instruments (Cost $37,747,000)	37,747,000
	Total Investments: 99.51% (excluding investments purchased with cash collateral from securities loaned) (Cost $744,056,175)	767,044,630

Shares
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 0.84%
6,460,640	Brown Brothers Investment Trust, Securities Lending Investment Fund (e)	6,460,640
	Total Investments Purchased with Cash Collateral From Securities Loaned (Cost $6,460,640)	6,460,640
	Total Investments: 100.35% (Cost $750,516,815)	773,505,270
	Net Other Assets and Liabilities: (0.35)%	(2,664,155)
	Net Assets: 100.00%	$770,841,115

(a)	Non-income producing security.

(b)	Security, or portion of security, is currently on loan.

(c)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(d)	Fair valued security.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 1)

Percentages are stated as a percent of net assets.

Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid securities is as follows:

Dates of Purchase	Security	Cost	Market Value	% of Net Assets
09/19/06 – 07/02/07	Invista Real Estate Investment Management Holdings Plc	$4,301,106	$3,352,246	0.43%
05/15/03 – 03/07/05	Moulin Global Eyecare Holdings, Ltd.(d)	613,587	0	0.00%

Forward Large Cap Equity Fund

Portfolio of Investments (Note 1)

March 31, 2008 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 93.30%
Consumer Discretionary: 11.74%
8,867	McDonald’s Corp.	$494,512
9,566	Nike, Inc., Class B	650,488
12,924	TJX Cos., Inc.	427,397
16,133	The Walt Disney Co.	506,254
		2,078,651
Consumer Staples: 9.44%
6,240	Altria Group, Inc.	138,528
15,610	The Kroger Co.	396,494
8,503	PepsiCo, Inc.	613,917
6,240	Philip Morris International, Inc. (a)	315,619
2,961	Procter & Gamble Co.	207,477
		1,672,035
Energy: 9.82%
5,510	ConocoPhillips Corp.	419,917
5,620	Marathon Oil Corp.	256,272
5,940	Occidental Petroleum Corp.	434,630
4,660	Schlumberger, Ltd.	405,420
4,530	Valero Energy Corp.	222,468
		1,738,707
Financials: 16.52%
9,193	ACE, Ltd.	506,167
8,439	Bank of America Corp.	319,922
11,521	The Bank of New York Mellon Corp.	480,772
1,550	The Goldman Sachs Group, Inc.	256,355
21,230	Hudson City Bancorp, Inc.	375,346
7,424	MetLife, Inc.	447,370
9,696	Principal Financial Group, Inc.	540,260
		2,926,192
Health Care : 13.01%
7,774	Genzyme Corp. (a)	579,474
7,681	Gilead Sciences, Inc. (a)	395,802
6,946	Johnson & Johnson	450,587
7,225	Merck & Co., Inc.	274,189
7,233	Thermo Fisher Scientific, Inc. (a)	411,124
5,590	UnitedHealth Group, Inc.	192,072
		2,303,248
Industrials: 9.62%
2,068	3M Co.	163,682
2,450	Boeing Co.	182,207
5,710	CSX Corp.	320,160
5,942	General Electric Co.	219,913
6,474	Honeywell International, Inc.	365,264
4,249	Parker Hannifin Corp.	294,328
2,440	Raytheon Co.	157,648
		1,703,202

Information Technology: 13.11%
2,048	Apple, Inc. (a)	293,888
20,070	Cisco Systems, Inc. (a)	483,486
577	Google, Inc., Class A (a)	254,151
3,910	Hewlett-Packard Co.	178,531
7,270	Intel Corp.	153,979
1,810	International Business Machines Corp.	208,403
2,285	MEMC Electronic Materials, Inc. (a)	162,006
5,487	Microsoft Corp.	155,721
6,100	Nvidia Corp. (a)	120,719
8,860	Oracle Corp. (a)	173,301
3,219	VMware, Inc. (a)	137,838
		2,322,023
Materials: 5.17%
3,380	Agrium, Inc.	209,932
9,909	Celanese Corp.	386,947
3,302	Freeport-McMoRan Copper & Gold, Inc., Class B	317,718
		914,597
Telecommunications : 3.16%
14,623	AT&T, Inc.	560,061
Utilities: 1.71%
7,520	Public Service Enterprise Group, Inc.	302,229
	Total Common Stocks (Cost $15,975,411)	16,520,945

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 6.66%
	Wachovia - London
$1,178,776	1.700%, due 04/01/08	1,178,776
	Total Short-Term Bank Debt Instruments (Cost $1,178,776)	1,178,776
	Total Investments: 99.96% (Cost $17,154,187)	17,699,721
	Net Other Assets and Liabilities: 0.04%	7,644
	Net Assets: 100.00%	$17,707,365

(a)	Non-income producing security.

Percentages are stated as a percent of net assets.

Forward Banking and Finance Fund (a)

Portfolio of Investments (Note 1)

March 31, 2008 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 95.28%
Financial Services: 95.28%
Banks Regional: 56.56%
8,700	BancorpSouth, Inc.	$201,492
63,319	Bank of The Ozarks, Inc.	1,513,324
20,400	Banner Corp.	470,016
10,938	Camden National Corp.	370,142
136,527	Cascade Financial Corp.	1,665,629
32,512	CoBiz Financial, Inc.	423,306
80,731	Codorus Valley Bancorp, Inc.	1,311,071
23,400	Cullen/Frost Bankers, Inc.	1,241,136
63,146	East West Bancorp, Inc.	1,120,842
11,206	Eastern Virginia Bankshares, Inc.	198,234
68,900	Encore Bancshares, Inc. (b)	1,205,750
50,746	Enterprise Financial Services Corp.	1,268,650
32,626	Epic Bancorp	384,008
14,300	First Financial Bankshares, Inc.	586,014
145,081	First Regional Bancorp (b)	2,379,328
192,638	First Security Group, Inc.	1,749,153
102,900	F.N.B. Corp.	1,606,269
63,794	Gateway Financial Holdings, Inc.	676,216
35,200	Glacier Bancorp, Inc.	674,784
45,633	Harleysville National Corp.	658,028
49,700	Heartland Financial USA, Inc.	1,051,652
10,900	Independent Bank Corp.	322,095
63,100	International Bancshares Corp.	1,424,798
42,138	Lakeland Financial Corp.	954,426
153,063	MetroCorp Bancshares, Inc.	1,957,676
23,800	National Penn Bancshares, Inc.	432,922
70,800	Pinnacle Financial Partners, Inc. (b)	1,812,480
125,231	Preferred Bank	2,090,105
41,200	Princeton National Bancorp, Inc.	1,224,876
35,300	PrivateBancorp, Inc. (c)	1,110,891
130,701	Prosperity Bancshares, Inc.	3,745,891
8,800	Sandy Spring Bancorp, Inc.	242,176
67,045	Signature Bank (b)	1,709,648
157,286	Smithtown Bancorp, Inc.	3,288,850
14,600	Sterling Bancshares, Inc.	145,124
135,040	Superior Bancorp (b)	671,149
75,980	SVB Financial Group (b)	3,315,767
266,711	Texas Capital Bancshares, Inc. (b)	4,502,082
9,200	Trustmark Corp.	204,976
15,127	Union Bankshares Corp.	293,010
62,152	United Community Banks, Inc. (c)	1,055,341
24,800	Valley National Bancorp	476,408
146,366	Virginia Commerce Bancorp, Inc. (b)	1,680,282
29,000	Washington Trust Bancorp, Inc.	719,780
198,638	Wilshire Bancorp, Inc.	1,517,594
		55,653,391

Diversified Financial Services: 3.85%
43,063	Stellar One Corp.	728,195
68,233	Stifel Financial Corp. (b)	3,063,662
		3,791,857
Financial Data Processing Services: 1.66%
51,633	Cass Information Systems, Inc.	1,629,534
Financial Information Services: 1.25%
151,800	TheStreet.com, Inc.	1,226,544
Financial Miscellaneous: 0.96%
36,900	Duff & Phelps Corp., Class A (b)	663,831
5,800	Evercore Partners, Inc., Class A	102,950
21,755	Sanders Morris Harris Group, Inc.	177,521
		944,302
Insurance Carriers: Property & Casualty: 16.88%
129,700	Amtrust Financial Services, Inc.	2,102,437
23,483	Erie Indemnity Co., Class A	1,202,095
95,500	First Mercury Financial Corp. (b)	1,662,655
88,700	Meadowbrook Insurance Group, Inc.	692,747
60,630	Mercer Insurance Group, Inc.	1,054,356
60,000	Navigators Group, Inc. (b)	3,264,000
120,622	Philadelphia Consolidated Holding Corp. (b)	3,884,028
142,518	United America Indemnity, Ltd., Class A (b)	2,744,897
		16,607,215
Insurance: Multi-Line: 1.27%
55,050	HCC Insurance Holdings, Inc.	1,249,085
Investment Management Companies: 3.67%
22,000	Affiliated Managers Group, Inc. (b)	1,996,280
15,000	Federated Investors, Inc., Class B	587,400
32,100	Waddell & Reed Financial, Inc., Class A	1,031,373
		3,615,053
Real Estate Investment Trusts: 4.30%
45,000	American Campus Communities, Inc.	1,231,200
37,600	FelCor Lodging Trust, Inc.	452,328
44,205	Hersha Hospitality Trust, Class A	399,171
40,600	National Retail Properties, Inc.	895,230
80,000	Urstadt Biddle Properties, Inc., Class A	1,258,400
		4,236,329
Rental & Leasing Services: 0.21%
18,635	Aircastle, Ltd.	209,644
Savings & Loans: 2.39%
25,400	Astoria Financial Corp.	689,864
29,100	Dime Community Bancshares, Inc.	508,668
97,100	Westfield Financial, Inc.	948,667
4,100	WSFS Financial Corp.	202,048
		2,349,247
Securities Brokerage & Service: 2.28%
30,000	Investment Technology Group, Inc. (b)	1,385,400
25,000	KBW, Inc. (b)	551,250
13,400	Raymond James Financial, Inc.	307,932
		2,244,582
	Total Common Stocks (Cost $87,929,368)	93,756,783

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 5.03%
	Wachovia - London
$4,947,491	1.700%, due 04/01/08	4,947,491
	Total Short-Term Bank Debt Instruments (Cost $4,947,491)	4,947,491
	Total Investments: 100.31% (excluding investments purchased with cash collateral from securities loaned) (Cost $92,876,859)	98,704,274

Shares
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 0.57%
559,720	Brown Brothers Investment Trust, Securities Lending Investment Fund (d)	559,720
	Total Investments Purchased with Cash Collateral From Securities Loaned (Cost $559,720)	559,720
	Total Investments: 100.88% (Cost $93,436,579)	99,263,994
	Net Other Assets and Liabilities: (0.88)%	(870,223)
	Net Assets: 100.00%	$98,393,771

(a)	Prior to May 1, 2008, the Forward Banking and Finance Fund was known as the Forward Emerald Banking and Finance Fund.

(b)	Non-income producing security.

(c)	Security, or portion of security, is currently on loan.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 1)

Percentages are stated as a percent of net assets.

Forward Growth Fund (a)

Portfolio of Investments (Note 1)

March 31, 2008 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 97.55%
Auto & Transportation: 4.00%
66,230	AAR Corp. (b)	$1,806,092
35,770	Old Dominion Freight Line, Inc. (b)	1,138,559
81,000	Wabtec Corp.	3,050,460
		5,995,111
Consumer Discretionary: 13.55%
62,202	99 Cents Only Stores (b)	615,178
51,300	Aéropostale, Inc. (b)	1,390,743
72,005	Bare Escentuals, Inc. (b)	1,686,357
58,274	California Pizza Kitchen, Inc. (b)	763,972
45,670	Charlotte Russe Holding, Inc. (b)	791,918
30,420	CROCS, Inc. (b)	531,437
23,276	FTI Consulting, Inc. (b)	1,653,527
20,850	The GEO Group, Inc. (b)	592,974
99,361	GSI Commerce, Inc. (b)	1,306,597
125,556	Iconix Brand Group, Inc. (b)	2,178,397
120,840	LoopNet, Inc. (b)(c)	1,534,668
126,950	Marvel Entertainment, Inc. (b)	3,400,991
46,242	Ulta Salon Cosmetics & Fragrance, Inc. (b)	649,238
89,740	United Online, Inc.	947,654
415,610	The Wet Seal, Inc., Class A (b)	1,408,917
30,410	World Fuel Services Corp.	853,609
		20,306,177
Consumer Staples: 2.90%
156,631	Chiquita Brands International, Inc. (b)(c)	3,619,742
39,800	Diamond Foods, Inc.	721,972
		4,341,714
Energy: 4.88%
13,920	Carrizo Oil & Gas, Inc. (b)	825,038
75,100	Evergreen Solar, Inc. (b)	696,177
37,953	Hornbeck Offshore Services, Inc. (b)	1,733,314
35,610	Mitcham Industries, Inc. (b)	634,570
20,423	Penn Virginia Corp.	900,450
23,466	Whiting Petroleum Corp. (b)	1,517,077
32,950	Willbros Group, Inc. (b)	1,008,270
		7,314,896
Financial Services: 5.53%
31,100	National Retail Properties, Inc.	685,755
64,800	Prosperity Bancshares, Inc.	1,857,168
53,100	SVB Financial Group (b)	2,317,284
73,078	Texas Capital Bancshares, Inc. (b)	1,233,557
105,050	TheStreet.com, Inc.	848,804
32,915	United America Indemnity, Ltd., Class A (b)	633,943
33,708	Virginia Commerce Bancorp (b)	386,968
41,324	Wilshire Bancorp, Inc.	315,715
		8,279,194

Health Care : 21.32%
19,312	Alexion Pharmaceuticals, Inc. (b)	1,145,202
17,744	Analogic Corp.	1,180,686
32,550	Auxilium Pharmaceuticals, Inc. (b)	870,387
65,800	BioMarin Pharmaceutical, Inc. (b)	2,327,346
26,060	BioMimetic Therapeutics, Inc. (b)	208,480
64,168	Bio-Reference Laboratories, Inc. (b)	1,695,960
75,248	Cepheid, Inc. (b)	1,835,298
7,600	Chattem, Inc. (b)	504,184
40,614	Emergency Medical Services Corp., Class A (b)	1,002,760
28,029	Gen-Probe, Inc. (b)	1,350,997
18,450	Haemonetics Corp. (b)	1,099,251
6,468	Hologic, Inc. (b)	359,621
25,560	Illumina, Inc. (b)	1,940,003
18,921	Kendle International, Inc. (b)	849,931
71,527	LifeCell Corp. (b)	3,006,279
13,801	Masimo Corp.(b)	358,826
62,550	Micrus Endovascular Corp. (b)	773,118
45,454	Myriad Genetics, Inc.(b)	1,831,342
34,700	Perrigo Co.	1,309,231
69,125	Phase Forward, Inc. (b)	1,180,655
62,881	Psychiatric Solutions, Inc. (b)	2,132,924
54,576	RTI Biologics, Inc. (b)	515,743
82,890	Sangamo Biosciences, Inc. (b)	842,162
68,950	Sequenom, Inc. (b)	448,175
32,945	Sirtris Pharmaceuticals, Inc. (b)	427,956
64,230	The Spectranetics Corp. (b)	536,963
25,456	STARLIMS Technologies, Ltd. (b)	178,192
81,912	Third Wave Technologies, Inc. (b)	755,229
57,950	Thoratec Corp. (b)	828,106
35,823	Volcano Corp. (b)	447,788
		31,942,795
Materials & Processing: 5.08%
69,473	Airgas, Inc.	3,158,937
32,840	Cal Dive International, Inc. (b)	340,879
15,660	Greif, Inc., Class A	1,063,784
30,750	Koppers Holdings, Inc.	1,362,533
45,440	Myers Industries, Inc.	596,627
30,550	Terra Industries, Inc. (b)	1,085,442
		7,608,202
Producer Durables: 11.74%
69,047	BE Aerospace, Inc. (b)	2,413,193
12,160	Bucyrus International, Inc., Class A	1,236,064
117,334	Environmental Tectonics Corp. (b)	256,961
16,023	FEI Co. (b)	349,782
14,105	Itron, Inc. (b)	1,272,694
48,550	Kennametal, Inc.	1,428,827
65,861	Ladish Co., Inc. (b)	2,370,996
42,677	Met-Pro Corp.	478,836
113,200	SBA Communications Corp., Class A (b)	3,376,756
174,410	Smith & Wesson Holding Corp. (b)	875,538
134,010	Taser International, Inc. (b)	1,259,694
30,090	Technitrol, Inc.	695,982
16,270	Triumph Group, Inc.	926,251
23,160	Varian Semiconductor Equipment Association, Inc. (b)	651,954
		17,593,528

Technology: 28.55%(d)
69,883	Ansoft Corp. (b)	2,132,829
94,164	Ansys, Inc. (b)	3,250,542
44,000	Atheros Communications, Inc. (b)	916,960
66,669	Blackboard, Inc. (b)	2,222,078
251,900	Brocade Communications Systems, Inc. (b)	1,838,869
32,583	Daktronics, Inc.	583,562
27,659	Data Domain, Inc. (b)	658,284
46,617	DemandTec, Inc. (b)	475,493
16,735	Diodes, Inc. (b)	367,501
54,742	FLIR Systems, Inc. (b)	1,647,187
42,940	Foundry Networks, Inc. (b)	497,245
21,050	GeoEye, Inc. (b)	547,090
179,450	Harmonic, Inc. (b)	1,363,820
100,729	II-VI, Inc. (b)	3,825,687
130,001	Internet Capital Group, Inc. (b)	1,361,110
193,946	Ixia, Inc. (b)	1,505,021
12,940	j2 Global Communications, Inc. (b)	288,821
79,300	Lawson Software, Inc. (b)	597,129
78,640	MICROS Systems, Inc. (b)	2,647,023
137,383	Microsemi Corp. (b)	3,132,331
55,235	Moldflow Corp. (b)	963,298
71,269	Neutral Tandem, Inc. (b)	1,283,555
124,654	Novatel Wireless, Inc. (b)	1,206,651
74,680	Nuance Communications, Inc. (b)	1,300,179
5,500	Power Integrations, Inc. (b)	160,930
18,504	Rubicon Technology, Inc. (b)	536,246
19,100	SAVVIS, Inc. (b)	310,757
133,950	Skyworks Solutions, Inc. (b)	975,156
10,550	SPSS, Inc. (b)	409,129
75,220	SuccessFactors, Inc. (b)	734,147
20,400	The Trizetto Group, Inc. (b)	340,476
84,200	The Ultimate Software Group, Inc. (b)	2,531,052
72,436	Viasat, Inc. (b)	1,573,310
53,950	Volterra Semiconductor Corp. (b)	611,254
		42,794,722
	Total Common Stocks (Cost $135,628,956)	146,176,339

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 3.07%
	Wells Fargo - Grand Cayman
$4,595,053	1.700%, due 04/01/08	4,595,053
	Total Short-Term Bank Debt Instruments (Cost $4,595,053)	4,595,053
	Total Investments: 100.62% (excluding investments purchased with cash collateral from securities loaned) (Cost $140,224,009)	150,771,392

Shares
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 0.40%
602,160	Brown Brothers Investment Trust, Securities Lending Investment Fund (e)	602,160
	Total Investments Purchased with Cash Collateral From Securities Loaned (Cost $602,160)	602,160
	Total Investments: 101.02% (Cost $140,826,169)	151,373,552
	Net Other Assets and Liabilities: (1.02)%	(1,526,432)
	Net Assets: 100.00%	$149,847,120

(a)	Prior to May 1, 2008, the Forward Growth Fund was known as the Forward Emerald Growth Fund.

(b)	Non-income producing security.

(c)	Security, or portion of security, is currently on loan.

(d)	When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 1)

Percentages are stated as a percent of net assets.

Forward Legato Fund

Portfolio of Investments (Note 1)

March 31, 2008 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 98.31%
Consumer Discretionary: 11.37%
3,587	99 Cents Only Stores (a)	$35,475
850	Advisory Board Co. (a)	46,699
1,020	Arbitron, Inc.	44,023
925	Bright Horizons Family Solutions, Inc. (a)	39,812
995	Brunswick Corp.	15,890
1,933	Carter’s, Inc. (a)	31,218
3,715	Casual Male Retail Group, Inc.(a)	15,603
4,250	Champion Enterprises, Inc. (a)	42,628
2,390	The Cheesecake Factory, Inc. (a)	52,077
2,478	Corinthian Colleges, Inc. (a)	17,916
691	DeVry, Inc.	28,911
3,132	Fleetwood Enterprises, Inc. (a)	14,407
3,619	Fred’s, Inc.	37,095
4,250	Gentex Corp.	72,887
2,308	GTSI Corp. (a)	16,664
1,450	Iconix Brand Group, Inc. (a)	25,158
3,350	LKQ Corp. (a)	75,275
2,225	Simpson Manufacturing Co., Inc.	60,476
1,285	Tenneco, Inc. (a)	35,903
975	Universal Technical Institute, Inc. (a)	11,437
1,550	Winnebago Industries, Inc.	26,195
		745,749
Consumer Staples: 4.32%
721	Chattem, Inc. (a)	47,831
2,527	Cott Corp. (a)	8,870
1,450	Hain Celestial Group, Inc. (a)	42,775
2,065	Lance, Inc.	40,474
2,655	MGP Ingredients, Inc.	18,558
1,575	Performance Food Group Co. (a)	51,471
2,845	United Natural Foods, Inc. (a)	53,230
925	USANA Health Sciences, Inc. (a)	20,378
		283,587
Energy: 7.44%
1,326	CARBO Ceramics, Inc.	53,173
1,210	Encore Acquisition Co. (a)	48,739
1,104	Forest Oil Corp. (a)	54,052
1,126	Foundation Coal Holdings, Inc.	56,672
7,978	International Coal Group, Inc. (a)	50,660
1,850	ION Geophysical Corp. (a)	25,530
950	St. Mary Land & Exploration Co.	36,575
1,450	Tesco Corp. (a)	34,728
835	W-H Energy Services, Inc. (a)	57,490
1,088	Whiting Petroleum Corp. (a)	70,338
		487,957
Financial Services: 9.17%
1,999	Arbor Realty Trust, Inc.	30,145
1,700	Boston Private Financial Holdings, Inc.	18,003
2,692	Cedar Shopping Centers, Inc.	31,443
1,121	East West Bancorp, Inc.	19,898

450	FactSet Research Systems, Inc.	24,242
1,700	Financial Federal Corp.	37,077
914	First Industrial Realty Trust, Inc.	28,233
841	Hanover Insurance Group, Inc.	34,599
2,092	MGIC Investment Corp.	22,029
746	Mid-America Apartment Communities, Inc.	37,180
1,043	Old National Bancorp	18,774
1,610	Portfolio Recovery Associates, Inc.	69,052
1,475	PrivateBancorp, Inc.	46,418
922	Stewart Information Services Corp.	25,807
1,663	Sun Communities, Inc.	34,092
400	TSX Group, Inc.	15,132
2,609	UCBH Holdings, Inc.	20,246
732	WestAmerica BanCorp.	38,503
1,600	World Acceptance Corp. (a)	50,960
		601,833
Health Care: 21.63%
1,675	Abaxis, Inc. (a)	38,810
1,760	Allscripts Healthcare Solutions, Inc. (a)	18,163
3,550	Angiodynamics, Inc. (a)	41,038
900	ArthroCare Corp. (a)	30,015
3,292	Cepheid, Inc. (a)	80,292
1,685	Chemed Corp.	71,107
1,025	Computer Programs & Systems, Inc.	21,423
2,288	Gentiva Health Services, Inc. (a)	49,787
2,125	Greatbatch, Inc. (a)	39,121
798	Haemonetics Corp. (a)	47,545
1,255	ICU Medical, Inc. (a)	36,106
950	Integra LifeSciences Holdings Corp. (a)	41,297
725	Kensey Nash Corp. (a)	20,989
978	K-V Pharmaceutical Co., Class A (a)	24,411
2,152	Medical Action Industries, Inc. (a)	35,357
1,920	Medicis Pharmaceutical Corp., Class A	37,805
1,090	Medtox Scientific, Inc. (a)	14,377
1,760	Mentor Corp.	45,267
1,250	Meridian Bioscience, Inc.	41,788
4,122	Merit Medical Systems, Inc. (a)	65,251
3,562	Neogen Corp. (a)	89,406
1,032	Par Pharmaceutical Cos., Inc. (a)	17,946
1,250	Pediatrix Medical Group, Inc. (a)	84,250
2,199	PSS World Medical, Inc. (a)	36,635
2,350	Psychemedics Corp.	41,830
4,700	Somanetics Corp. (a)	73,179
716	Sunrise Senior Living, Inc. (a)	15,952
2,962	SurModics, Inc. (a)	124,049
1,100	Techne Corp. (a)	74,096
1,664	U.S. Physical Therapy, Inc. (a)	23,995
651	Varian, Inc. (a)	37,706
		1,418,993
Industrials: 17.99%
706	Alexander & Baldwin, Inc.	30,414
856	American Science & Engineering, Inc.	46,712
3,378	C&D Technologies, Inc. (a)	16,958
887	Ceradyne, Inc. (a)	28,349
750	Curtiss-Wright Corp.	31,110
1,100	Dynamex, Inc. (a)	27,830
1,150	Forward Air Corp.	40,757
950	Franklin Electric Co., Inc.	32,462
1,150	G&K Services, Inc., Class A	40,952
635	GATX Corp.	24,809

895	General Cable Corp. (a)	52,867
1,927	General Maritime Corp.	45,496
948	Genesee & Wyoming, Inc., Class A (a)	32,611
803	IDEX Corp.	24,644
2,900	Innerworkings, Inc. (a)	40,687
2,600	Innovative Solutions & Support, Inc. (a)	27,482
399	Kaydon Corp.	17,520
2,275	Knight Transportation, Inc.	37,447
950	Landauer, Inc.	47,823
1,560	LSI Industries, Inc.	20,608
1,610	Mobile Mini, Inc. (a)	30,590
2,650	Raven Industries, Inc.	80,295
3,035	Resources Connection, Inc.	54,235
1,100	Ritchie Bros. Auctioneers, Inc.	90,332
1,724	Robbins & Myers, Inc.	56,288
7,162	Rollins, Inc.	126,696
812	School Specialty, Inc. (a)	25,610
1,287	Wabtec Corp.	48,468
		1,180,052
Materials & Processing: 3.36%
777	Brush Engineered Materials, Inc. (a)	19,945
971	Commercial Metals Co.	29,101
1,190	Compass Minerals International, Inc.	70,186
3,175	Landec Corp. (a)	26,765
2,150	Spartech Corp.	18,168
1,587	Terra Industries, Inc. (a)	56,387
		220,552
Technology: 22.43%
1,125	Advent Software, Inc. (a)	47,948
3,625	Ansoft Corp. (a)	110,634
1,175	ANSYS, Inc. (a)	40,561
1,525	Avocent Corp. (a)	25,773
2,425	Blackbaud, Inc.	58,878
1,350	Blackboard, Inc. (a)	44,996
1,007	CACI International, Inc., Class A (a)	45,868
7,575	Digi International, Inc. (a)	87,415
2,450	Echelon Corp. (a)	33,075
3,861	ENGlobal Corp. (a)	33,012
5,350	Entegris, Inc. (a)	38,467
2,121	EPIQ Systems, Inc. (a)	32,918
1,330	F5 Networks, Inc. (a)	24,166
1,280	Fair Isaac Corp.	27,546
1,125	FARO Technologies, Inc. (a)	35,078
1,455	Forrester Research, Inc. (a)	38,674
2,575	II-VI, Inc. (a)	97,799
2,600	LoJack Corp. (a)	32,864
1,450	Manhattan Associates, Inc. (a)	33,249
1,216	ManTech International Corp., Class A (a)	55,158
1,752	Maximus, Inc.	64,316
1,850	Napco Security Systems, Inc. (a)	9,102
2,675	National Instruments Corp.	69,924
1,650	Power Integrations, Inc. (a)	48,279
1,475	Quality Systems, Inc.	44,058
1,350	Rimage Corp. (a)	29,565
1,442	Rudolph Technologies, Inc. (a)	14,088
3,680	Semtech Corp. (a)	52,734
2,150	Stratasys, Inc. (a)	38,270
900	Tech Data Corp. (a)	29,520
2,625	Tyler Technologies, Inc. (a)	36,698
2,090	Ultimate Software Group, Inc. (a)	62,824
1,770	Verint Systems, Inc. (a)	28,550
		1,472,007

Telecommunications : 0.60%
3,204	Alaska Communications Systems Group, Inc.	39,217
	Total Common Stocks (Cost $6,062,845)	6,449,947

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 2.06%
	Brown Brothers Harriman & Co. - Grand Cayman
$135,285	1.700%, due 04/01/08	135,285
	Total Short-Term Bank Debt Instruments (Cost $135,285)	135,285
	Total Investments: 100.37% (Cost $6,198,130)	6,585,232
	Net Other Assets and Liabilities: (0.37)%	(24,418)
	Net Assets: 100.00%	$6,560,814

(a)	Non-income producing security.

Percentages are stated as a percent of net assets.

Forward Opportunities Fund (a)

Portfolio of Investments (Note 1)

March 31, 2008 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 80.68%
Auto & Transportation: 3.76%
1,000	Expeditors International Washington, Inc.	$45,180
1,500	Hub Group, Inc., Class A (b)	49,335
1,800	JB Hunt Transport Services, Inc.	56,574
1,200	Landstar System, Inc.	62,592
1,900	Old Dominion Freight Line, Inc. (b)	60,477
		274,158
Consumer Discretionary: 7.65%
1,200	Copart, Inc. (b)	46,512
4,500	GSI Commerce, Inc. (b)	59,175
2,000	Hasbro, Inc.	55,800
5,000	Iconix Brand Group, Inc. (b)	86,750
600	Marriott International, Inc., Class A	20,616
2,200	Marvel Entertainment, Inc. (b)(c)	58,938
2,000	NutriSystem, Inc. (b)	30,140
1,500	Tupperware Brands Corp.	58,020
3,000	Urban Outfitters, Inc. (b)	94,050
14,000	The Wet Seal, Inc., Class A (b)	47,460
		557,461
Consumer Staples: 5.70%
1,400	Altria Group, Inc. (c)	31,080
5,500	Chiquita Brands International, Inc. (b)(c)	127,105
1,500	Diamond Foods, Inc.	27,210
1,900	H.J. Heinz Co., Ltd. (c)	89,243
1,400	Philip Morris International, Inc. (b)	70,812
1,000	The Procter & Gamble Co. (c)	70,070
		415,520
Energy: 8.09%
1,800	Chesapeake Energy Corp.	83,070
1,000	Continental Resources, Inc. (b)	31,890
1,000	Halliburton Co.	39,330
1,200	Hornbeck Offshore Services, Inc. (b)(c)	54,804
2,000	Parallel Petroleum Corp. (b)	39,140
1,000	Penn Virginia Corp.	44,090
4,000	Petrohawk Energy Corp. (b)	80,680
400	Transocean, Inc. (b)	54,080
1,000	Williams Cos., Inc.	32,980
2,100	XTO Energy, Inc.	129,906
		589,970
Financial Services: 10.47%
3,300	Federated Investors, Inc., Class B	129,228
4,000	Fulton Financial Corp.	49,160
30,000	Health Benefits Direct Corp. (b)	29,700
1,000	JPMorgan Chase & Co.	42,950
800	Philadelphia Consolidated Holding Co. (b)	25,760
1,100	PNC Financial Services Group, Inc.	72,127
4,200	Prosperity Bancshares, Inc.	120,372
3,700	Texas Capital Bancshares, Inc. (b)(c)	62,456
700	Visa, Inc., Class A (b)	43,652

3,000	Wells Fargo & Co.	87,300
36,100	WisdomTree Investments, Inc. (b)(e)	101,080
		763,785
Health Care: 8.31%
1,300	Alnylam Pharmaceuticals, Inc. (b)	31,720
1,200	Auxilium Pharmaceuticals, Inc. (b)	32,088
1,500	BioMarin Pharmaceutical, Inc. (b)	53,055
2,100	BioMimetic Therapeutics, Inc. (b)	16,800
1,000	Celgene Corp. (b) (c)	61,290
700	Charles River Laboratories International, Inc. (b)	41,258
1,200	E.I. Du Pont de Nemours & Co. (c)	56,112
1,200	Hansen Medical, Inc. (b)	16,872
200	Illumina, Inc. (b)	15,180
1,000	Kendle International, Inc. (b)	44,920
800	Laboratory Corp. of America Holdings (b)	58,944
500	Myriad Genetics, Inc. (b)	20,145
600	Perrigo Co.	22,638
2,500	Phase Forward, Inc. (b)	42,700
1,000	Resmed, Inc. (b)	42,180
2,000	Sequenom, Inc. (b)	13,000
4,015	Third Wave Technologies, Inc. (b)	37,018
		605,920
Materials & Processing: 7.48%
1,800	Airgas, Inc. (c)	81,846
2,500	Cal Dive International, Inc. (b)	25,950
500	Greif, Inc., Class A	33,965
1,500	Harsco Corp. (c)	83,070
1,000	Koppers Holdings, Inc.	44,310
2,000	Landec Corp. (b)	16,860
1,000	McDermott International, Inc. (b)	54,820
1,300	Mettler Toledo International, Inc. (b)	126,256
1,100	Michael Baker Corp. (b)	24,706
1,200	Myers Industries, Inc.	15,756
300	United States Steel Corp.	38,061
		545,600
Producer Durables: 4.87%
12,000	C&D Technologies, Inc. (b)	60,240
5,500	General Electric Co. (c)	203,555
200	K-Tron International, Inc. (b)	24,022
3,600	Titan Machinery, Inc. (b)	67,320
		355,137
Technology: 24.16%
500	American Science & Engineering, Inc.	27,285
1,000	Ansoft Corp. (b)	30,520
2,600	Ansys, Inc. (b)(c)	89,752
300	Apple, Inc. (b)(c)	43,050
4,900	Brocade Communications Systems, Inc. (b)	35,770
3,400	Cepheid, Inc. (b)	82,926
1,500	Ciena Corp. (b)	46,245
3,000	Cypress Semiconductor Corp. (b)	70,830
1,000	Dell, Inc. (b)(c)	19,920
300	First Solar, Inc. (b)	69,342
800	FLIR Systems, Inc. (b)	24,072
2,200	FTI Consulting, Inc. (b)(c)	156,288
1,700	Hewlett-Packard Co. (c)	77,622
2,000	II-VI, Inc. (b)	75,960
16,600	InfoLogix, Inc. (b)	27,556
1,100	International Business Machines Corp.	126,654

9,000	Internet Capital Group, Inc. (b)(c)	94,230
2,500	JA Solar Holdings Co., Ltd., ADR (b)(c)(d)	46,500
2,000	LoopNet, Inc. (b)(e)	25,400
600	MEMC Electronic Materials, Inc. (b)	42,540
1,000	MICROS Systems, Inc. (b)	33,660
2,100	Microsemi Corp. (b)	47,880
4,000	Microsoft Corp. (c)	113,519
2,000	Micrus Endovascular Corp. (b)	24,720
4,500	Moldflow Corp. (b)	78,480
1,000	Radiant Systems, Inc. (b)	13,970
5,000	Sangamo Biosciences, Inc. (b)(c)	50,800
4,000	Sirtris Pharmaceuticals, Inc. (b)	51,960
3,000	The Spectranetics Corp. (b)	25,080
5,000	TerreStar Corp. (b)	24,400
3,700	TheStreet.com, Inc.	29,896
2,000	Thoratec Corp. (b)	28,580
2,500	United Online, Inc. (c)	26,400
		1,761,807
Utilities: 0.19%
700	Comcast Corp., Class A (c)	13,538
	Total Common Stocks (Cost $5,842,256)	5,882,896

Contracts
OPTIONS PURCHASED: 3.17%
Calls: 1.84%
	Ansys, Inc.
15	Expiration: April 2008 at: $35.00	1,200
	Bidz.com, Inc.
40	Expiration: April 2008 at: $10.00	1,000
	Cepheid, Inc.
30	Expiration: April 2008 at: $25.00	4,125
	Charles River Laboratories International, Inc.
20	Expiration: April 2008 at: $60.00	2,100
	Chiquita Brands International, Inc.
55	Expiration: May 2008 at: $17.50	33,550
	CROCS, Inc.
20	Expiration: April 2008 at: $21.00	800
	Devon Energy Corp.
7	Expiration: April 2008 at: $100.00	4,200
	First Solar, Inc.
4	Expiration: April 2008 at: $240.00	4,520
	FLIR Systems, Inc.
15	Expiration: April 2008 at: $30.00	1,950
	FTI Consulting, Inc.
10	Expiration: April 2008 at: $70.00	3,200
10	Expiration: May 2008 at: $70.00	5,400
10	Expiration: April 2008 at: $65.00	6,800
10	Expiration: April 2008 at: $60.00	11,200
	The Goldman Sachs Group, Inc.
12	Expiration: April 2008 at: $180.00	2,100
	InterDigital, Inc.
10	Expiration: June 2008 at: $20.00	3,100
	Internet Capital Group, Inc.
40	Expiration: July 2008 at: $10.00	6,200
	LifeCell Corp.
20	Expiration: April 2008 at: $40.00	6,000

	Mastercard, Inc., Class A
5	Expiration: April 2008 at: $220.00	4,700
	MettlerToledo International, Inc.
10	Expiration: April 2008 at: $105.00	500
	Myriad Genetics, Inc.
12	Expiration: August 2008 at: $40.00	8,460
	Potash Corp. of Saskatchewan
10	Expiration: April 2008 at: $160.00	6,100
	Psychiatric Solutions, Inc.
10	Expiration: April 2008 at: $30.00	4,100
	Sangamo Biosciences, Inc.
50	Expiration: May 2008 at: $10.00	6,625
	Shire Plc, ADR (c)
5	Expiration: April 2008 at: $65.00	350
	Thoratec Corp.
15	Expiration: April 2008 at: $17.50	225
	United States Steel Corp.
5	Expiration: April 2008 at: $120.00	5,350
	Williams Cos., Inc.
15	Expiration: April 2008 at: $35.00	338
		134,193
Puts: 1.33%
	ArthroCare Corp.
10	Expiration: April 2008 at: $45.00	12,100
60	Expiration: April 2008 at: $40.00	43,800
55	Expiration: April 2008 at: $35.00	19,250
	Cubist Pharmaceuticals, Inc.
20	Expiration: April 2008 at: $17.50	1,100
	Leap Wireless International, Inc.
15	Expiration: April 2008 at: $40.00	1,125
	Lehman Brothers Holdings, Inc.
6	Expiration: April 2008 at: $40.00	3,240
	Merrill Lynch & Co., Inc
15	Expiration: April 2008 at: $40.00	5,100
	Newmont Mining Corp.
20	Expiration: April 2008 at: $50.00	10,500
	Plantronics, Inc.
15	Expiration: April 2008 at: $17.50	450
		96,665
	Total Options Purchased (Cost $249,448)	230,858

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 10.98%
	Wachovia - London
$800,510	1.700%, due 04/01/08	800,510
	Total Short-Term Bank Debt Instruments (Cost $800,510)	800,510
	Total Investments: 94.83% (excluding investments purchased with cash collateral from securities loaned) (Cost $6,892,214)	6,914,264

Shares
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 0.57%
41,405	Brown Brothers Investment Trust, Securities Lending Investment Fund (f)	41,405
	Total Investments Purchased with Cash Collateral From Securities Loaned (Cost $41,405)	41,405
	Total Investments: 95.40% (Cost $6,933,619)	6,955,669
	Net Other Assets and Liabilities: 4.60%	335,704
	Net Assets: 100.00%	$7,291,373

Shares		Value (Note 1)
SCHEDULE OF SECURITIES SOLD SHORT
(4,000)	ArthroCare Corp.	$(133,400)
(40,000)	Bidz.com, Inc.	(335,200)
(2,000)	Cubist Pharmaceuticals, Inc.	(36,840)
(5,000)	FBR Capital Markets Corp.	(33,750)
(6,000)	NASDAQ 100 Index Fund	(262,320)
(1,200)	Sierra Wireless, Inc.	(19,140)
(3,000)	Take-Two Interactive Software, Inc.	(76,560)
	Total Securities Sold Short (Proceeds $1,036,818)	$(897,210)

(a)	Prior to May 1, 2008, the Forward Opportunities Fund was known as the Forward Emerald Opportunities Fund.

(b)	Non-income producing security.

(c)	Security, or portion of security, is being held for collateral for short sales.

(d)	ADR - American Depositary Receipt.

(e)	Security, or portion of security, is currently on loan.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 1)

Percentages are stated as a percent of net assets.

Forward Long/Short Credit Analysis Fund

Portfolio of Investments (Note 1)

March 31, 2008 (Unaudited)

Principal Amount		Value (Note 1)
MUNICIPAL BONDS: 123.73%
Arizona: 9.87%
	Pima County, Arizona Industrial Development Authority, Revenue Bonds (Tucson Electric Power), Series A
$600,000	6.375%, 09/01/29	$598,218
	Scottsdale, Arizona Industrial Development Authority Hospital, Revenue Bonds (Scottsdale Healthcare), Series A
1,000,000	11.000%, 09/01/16 (a)	1,000,000
		1,598,218
California: 17.78%
	California County, California Tobacco Securitization Agency, Asset-Backed Revenue Bonds (Sonoma County Corp.)
500,000	5.125%, 06/01/38 (b)	411,485
	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series E
500,000	4.750%, 02/01/30 (b)	434,945
	California Statewide Communities Development Authority, Revenue Bonds (Healthcare Facilities Catholic), Series I
1,000,000	7.710%, 07/01/30 (a)	1,000,000
	Golden State Tobacco Securitization Corp., Asset-Backed Revenue Bonds (California Tobacco Settlement), Sr. Series A-1
595,000	4.500%, 06/01/27 (b)	527,247
	Los Angeles Regional Airports Improvement Corp., Lease Revenue Bonds, Series C
500,000	7.500%, 12/01/24 (a)(b)	503,820
		2,877,497
Colorado: 10.87%
	Denver City & County, Special Facilities Airport Revenue Bonds (United Airlines Project), Series A
1,000,000	5.250%, 10/01/32 (b)	759,369
	E-470 Public Highway Authority, Revenue Bonds, Series C
1,000,000	12.000%, 09/01/39 (a)	1,000,000
		1,759,369

Georgia: 2.82%
	De Kalb County, Georgia Development Authority, Pollution Control Revenue Bonds (General Motors Corp. Project)
500,000	6.000%, 03/15/21 (b)	455,870
Illinois: 2.05%
	Chicago O’Hare International Airport, Special Facilities Revenue Bonds (American Airlines, Inc. Project)
500,000	5.500%, 12/01/30 (b)	331,940
Iowa: 6.18%
	Iowa Finance Authority Healthcare Facilities, Revenue Bonds (Iowa Health System), Series A-2
1,000,000	7.000%, 02/15/35 (a)	1,000,000
Louisiana: 13.83%
	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds
250,000	6.750%, 11/01/32 (b)	238,483
	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds (Shreveport Convention Center)
1,000,000	11.000%, 04/01/35 (a)	1,000,000
	Louisiana Public Facilities Authority, Revenue Bonds (Student Loan), Sr. Series A-1
1,000,000	5.250%, 08/01/35 (a)(b)	1,000,000
		2,238,483
Nevada: 3.55%
	Clark County, Nevada Industrial Development, Revenue Bonds (Nevada Power Co. Project), Series A
700,000	5.600%, 10/01/30 (b)	574,119

New Jersey: 10.97%
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds (Continental Airlines, Inc. Project)
500,000	9.000%, 06/01/33 (a)(b)	536,050
	Tobacco Settlement Financing Corp., Revenue Bonds, Series 1A
930,000	4.500%, 06/01/23 (b)	835,698
500,000	5.000%, 06/01/41 (b)	402,970
		1,774,718
New York: 3.13%
	New York City Industrial Development Agency, Special Facilities Revenue Bonds (American Airlines, Inc. - JFK International Airport)
500,000	7.750%, 08/01/31 (a)(b)	507,005
North Carolina: 1.00%
	Charlotte, Special Facilities Revenue Bonds (Charlotte/Douglas International Airport)
200,000	5.600%, 07/01/27 (b)	162,464
Ohio: 3.92%
	Buckeye Tobacco Settlement Financing Authority, Asset-Backed Revenue Bonds, Sr. Series A-2
200,000	5.125%, 06/01/24 (b)	186,742
500,000	5.750%, 06/01/34 (b)	447,790
		634,532
Pennsylvania: 6.25%
	Allegheny County Hospital Development Authority, Revenue Bonds (Health System Western Pennsylvania), Series A
265,000	5.000%, 11/15/28 (b)	213,255
	Pennsylvania Economic Development Financing Authority Exempt Facilities, Revenue Bonds (Reliant Energy), Series B
800,000	6.750%, 12/01/36 (a)(b)	797,992
		1,011,247
Rhode Island: 6.18%
	Rhode Island Student Loan Authority, Student Loan Revenue Bonds, Series I
1,000,000	5.450%, 12/01/37 (a)(b)	1,000,000

Texas: 25.33%
	Austin, Texas Airport System, Revenue Bonds, Series 2
1,000,000	9.500%, 11/15/25 (a)	1,000,000
	Brazos River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project), Series C
650,000	5.750%, 05/01/36 (a)(b)	615,609
	Brazos River Texas Harbor Navigation District, Brazoria County Environmental Revenue Bonds (DOW Chemical Co. Project), Series A-3
500,000	5.125%, 05/15/33 (b)	440,045
	Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp., Revenue Bonds (American Airlines, Inc. Project)
500,000	5.500%, 11/01/30 (b)	330,415
	Houston Texas Airport, Special Facilities Revenue Bonds (Continental Airlines), Series B
165,000	6.125%, 07/15/27 (b)	139,089
	Panhandle-Plains Higher Education Authority, Inc., Student Loan Revenue Bonds, Sr. Series A-1
1,000,000	5.750%, 12/01/33 (a)(b)	1,000,000
	Sabine River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project), Series A
345,000	6.450%, 06/01/21 (a)(b)	313,909
	Trinity River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project)
300,000	6.250%, 05/01/28 (b)	259,986
		4,099,053
	Total Municipal Bonds (Amortized Cost $21,083,172)	20,024,515
CORPORATE BONDS: 13.58%
Consumer Discretionary: 7.74%
	D.R. Horton, Inc., Gtd. Notes
250,000	8.000%, 02/01/09 (b)	246,875
	Ford Capital B.V., Deb.
500,000	9.500%, 06/01/10 (b)	452,500
	Ford Motor Co., Unsec. Notes
250,000	6.625%, 10/01/28 (b)	153,750
	General Motors Corp., Deb.
250,000	8.800%, 03/01/21 (b)	190,625
	General Motors Corp., Notes
250,000	7.200%, 01/15/11 (b)	209,375
		1,253,125

Financials: 4.87%
	Ford Motor Credit Co., Llc, Global Landmark Securities
250,000	7.375%, 10/28/09 (b)	228,010
	General Motors Acceptance Corp., Llc, Unsec. Sr. Notes
500,000	5.625%, 05/15/09	455,826
	Residential Capital Llc, Gtd. Notes
150,000	8.125%, 11/21/08 (a)(b)	104,250
		788,086
Industrial: 0.97%
	Continental Airlines, Inc., Unsub. Notes
200,000	8.750%, 12/01/11 (b)	156,500
	Total Corporate Bonds (Amortized Cost $2,420,326)	2,197,711

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 21.57%
	Wells Fargo - Grand Cayman
$3,490,776	1.700%, due 04/01/08	3,490,776
	Total Short-Term Bank Debt Instruments (Cost $3,490,776)	3,490,776
	Total Investments: 158.88% (Amortized Cost $26,994,274)	25,713,002
	Net Other Assets and Liabilities: (58.88)%	(9,529,379)
	Net Assets: 100.00%	$16,183,623

Shares or Principal Amount		Value (Note 1)
SCHEDULE OF SECURITIES SOLD SHORT
Mutual Funds
(6,810)	iShares S&P National Municipal Bond Fund	$(680,591)
Corporate Bonds
	Anadarko Petroleum Corp., Unsec. Sr. Notes
$(250,000)	5.950%, 09/15/16	(259,137)
	CIT Group, Inc., Sr. Notes
(250,000)	5.650%, 02/13/17	(194,303)
	Citigroup, Inc., Unsec. Sr. Notes
(150,000)	6.125%, 11/21/17	(150,156)
	Dow Chemical Co., Unsec. Sr. Notes
(200,000)	6.000%, 10/01/12	(210,961)
	Duke Energy Carolinas Llc, Unsub. Sr. Notes
(250,000)	6.100%, 06/01/37	(249,772)

	International Paper Co., Unsec. Sr. Notes
(150,000)	5.300%, 04/01/15	(139,967)
	Lennar Corp., Gtd. Notes, Series B
(250,000)	6.500%, 04/15/16	(191,250)
	Limited Brands, Inc., Unsec. Sr. Notes
(500,000)	5.250%, 11/01/14	(425,883)
	The May Department Stores Co., Unsec. Notes
(500,000)	5.750%, 07/15/14	(457,394)
	Prudential Financial, Inc., Unsec. Medium-Term Notes
(300,000)	6.000%, 12/01/17	(303,143)
	Reliant Energy, Inc., Gtd. Notes
(250,000)	6.750%, 12/15/14	(255,624)
U.S. Government Agency
	United States Treasury Bills, Discount Notes
(3,100,000)	05/08/08	(3,094,138)
(4,000,000)	06/12/08	(3,989,736)
	Total Securities Sold Short (Amortized Proceeds $10,750,967)	$(10,602,055)

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2008.

(b)	Security, or portion of security, is being held as collateral for short sales.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

Deb. - Debentures

Gtd. - Guaranteed

Sr. - Senior

Unsec. - Unsecured

Unsub. - Unsubordinated

Forward International Fixed Income Fund

Portfolio of Investments (Note 1)

March 31, 2008 (Unaudited)

Principal Amount		Currency	Value (Note 1)
FOREIGN GOVERNMENT OBLIGATIONS: 79.84%
Australia: 0.17%
	Australian Government, Bonds, Series 513
50,000	6.500%, 05/15/13	AUD	$46,525
Austria: 0.86%
	Republic of Austria, Notes
145,000	4.300%, 07/15/14	EUR	234,780
Brazil: 1.44%
	Brazil Notas do Tesouro Nacional, Notes, Series F
400	10.000%, 01/01/10	BRL	222,146
350	10.000%, 01/01/17	BRL	170,588
			392,734
Canada: 0.97%
	Canadian Government, Bonds
40,000	3.750%, 06/01/12	CAD	40,255
60,000	4.000%, 09/01/10	CAD	60,319
35,000	4.000%, 06/01/16	CAD	35,799
30,000	5.000%, 06/01/14	CAD	32,359
45,000	5.000%, 06/01/37	CAD	51,960
	Canadian Government, Bonds, Series A55
30,000	8.000%, 06/01/23	CAD	43,296
			263,988
Colombia: 0.44%
	Republic of Colombia, Unsub. Bonds
210,000,000	12.000%, 10/22/15	COP	120,444
Czech Republic: 2.05%
	Czech Republic, Bonds, Series 44
9,400,000	3.800%, 04/11/15	CSK	558,871
Denmark: 0.37%
	Denmark (Kingdom of), Bonds
450,000	5.000%, 11/15/13	DKK	100,453
France: 12.02%
	French Government O.A.T., Bonds
110,000	Zero Coupon, 04/25/10	EUR	161,477
200,000	Zero Coupon, 04/25/13	EUR	260,889
620,000	4.000%, 04/25/14	EUR	987,538
131,000	4.000%, 04/25/55	EUR	182,868
1,040,000	8.500%, 10/25/08	EUR	1,681,312
			3,274,084

Germany: 7.47%
	Bundesobligation, Bonds, Series 143
127,000	3.500%, 10/10/08	EUR	199,994
	Bundesrepublik Deutschland, Bonds, Series 03
259,000	3.750%, 07/04/13	EUR	411,857
	Bundesrepublik Deutschland, Bonds, Series 06
674,000	3.750%, 01/04/17	EUR	1,051,379
	Bundesrepublik Deutschland, Bonds, Series 07
247,000	4.250%, 07/04/39	EUR	371,066
			2,034,296
Greece: 4.60%
	Hellenic Republic, Bonds
78,000	6.500%, 10/22/19	EUR	144,088
	Hellenic Republic, Unsub. Bonds
400,000	4.500%, 05/20/14	EUR	641,480
	Hellenic Republic, Unsub. Bonds, Series 15YR
157,000	4.700%, 03/20/24	EUR	240,910
	Hellenic Republic, Unsub. Bonds, Series 30YR
158,000	4.600%, 09/20/40	EUR	228,056
			1,254,534
Hungary: 1.41%
	Hungary Government, Bonds, Series 15/A
67,000,000	8.000%, 02/12/15	HUF	384,004
Italy: 4.42%
	Buoni Poliennali Del Tesoro, Bonds
145,000	4.250%, 08/01/13	EUR	232,182
606,000	4.250%, 08/01/14	EUR	971,794
			1,203,976
Japan: 16.83%
	Japan Government, Bonds, Series 21
39,000,000	2.300%, 12/20/35	JPY	386,077
	Japan Government, Bonds, Series 257
134,000,000	1.300%, 12/20/13	JPY	1,384,134
	Japan Government, Bonds, Series 258
90,000,000	1.300%, 03/20/14	JPY	929,673
	Japan Government, Bonds, Series 274
74,000,000	1.500%, 12/20/15	JPY	772,059
	Japan Government, Bonds, Series 34
111,000,000	0.500%, 12/20/08	JPY	1,112,369
			4,584,312
Malaysia: 1.26%
	Malaysian Government, Bonds, Series 0207
1,100,000	3.814%, 02/15/17	MYR	344,031
Mauritius: 0.03%
	Mauritius Treasury Notes
200,000	9.750%, 11/23/09	MUR	7,739

Mexico: 5.42%
	Mexican Bonos, Bonds, Series M10
23,000	8.000%, 12/17/15	MXN	223,468
	Mexican Bonos, Bonds, Series M7
120,000	8.000%, 12/24/08	MXN	1,132,602
	Mexican Bonos, Bonds, Series MI10
9,000	8.000%, 12/19/13	MXN	87,034
	Mexican Bonos, Gtd. Bonds, Series M20
3,000	10.000%, 12/05/24	MXN	34,787
			1,477,891
Norway: 0.15%
	Norwegian Government, Bonds
217,000	4.250%, 05/19/17	NOK	42,347
Peru: 0.39%
	Peru Bono Soberano, Bonds
260,000	8.200%, 08/12/26	PEN	106,981
Poland: 1.15%
	Poland Government, Bonds, Series 1017
730,000	5.250%, 10/25/17	PLN	313,148
Portugal: 4.03%
	Portugal Obrigacoes do Tesouro OT, Bonds
392,000	4.375%, 06/16/14	EUR	628,968
278,000	5.450%, 09/23/13	EUR	468,617
			1,097,585
South Africa: 1.89%
	Republic of South Africa, Bonds, Series R153
400,000	13.000%, 08/31/10	ZAR	52,719
	Republic of South Africa, Bonds, Series R157
2,600,000	13.500%, 09/15/15	ZAR	393,119
	Republic of South Africa, Bonds, Series R186
150,000	10.500%, 12/21/26	ZAR	20,787
	Republic of South Africa, Bonds, Series R201
400,000	8.750%, 12/21/14	ZAR	48,095
			514,720
Spain: 4.66%
	Bonos Y Oblig Del Estado, Bonds
378,000	4.000%, 01/31/10	EUR	599,634
385,000	5.500%, 07/30/17	EUR	668,993
			1,268,627
Sweden: 0.38%
	Swedish Government, Bonds, Series 1043
610,000	5.000%, 01/28/09	SEK	103,349

Turkey: 1.04%
	Turkey Government, Bonds
400,000	16.000%, 03/07/12	TRL	282,545
United Kingdom: 6.39%
	United Kingdom, Treasury Bonds
203,000	4.000%, 03/07/09	GBP	402,680
141,000	4.250%, 12/07/55	GBP	281,933
100,000	4.500%, 03/07/13	GBP	202,969
277,000	4.750%, 03/07/20	GBP	562,555
95,000	5.000%, 03/07/18	GBP	198,420
35,000	8.000%, 06/07/21	GBP	92,711
			1,741,268
	Total Foreign Government Obligations (Amortized Cost $20,053,200)		21,753,232
CORPORATE BONDS: 13.28%
Canada: 0.80%
	Bombardier, Inc., Sr. Unsec. Notes
100,000	7.250%, 11/15/16 (a)	EUR	150,377
	Mecachrome International, Inc., Gtd. Notes
50,000	9.000%, 05/15/14 (a)	EUR	68,281
			218,658
Denmark: 0.79%
	FS Funding AS, Secured Notes
100,000	8.875%, 05/15/16 (a)	EUR	139,720
	Nordic Telephone Co., Holdings, Secured Notes
50,000	8.250%, 05/01/16 (a)	EUR	74,991
			214,711
France: 0.74%
	CMA CGM SA, Sr. Unsec. Notes
50,000	5.500%, 05/16/12 (a)	EUR	66,997
	Crown European Holdings SA, Secured Notes
25,000	6.250%, 09/01/11	EUR	37,791
	Europcar Groupe SA, Sr. Sub. Notes
100,000	8.125%, 05/15/14 (a)	EUR	97,883
			202,671
Germany: 0.91%
	Cognis GmbH, Secured Notes
50,000	6.730%, 09/15/13 (a)(b)	EUR	68,084
	Cognis GmbH, Sr. Secured Notes
15,000	9.500%, 05/15/14 (a)	EUR	20,958
	Gerresheimer Holdings GmbH, Gtd. Notes
30,000	7.875%, 03/01/15 (a)	EUR	45,942
	Unity Media GmbH, Secured Notes
75,000	10.125%, 02/15/15 (a)	EUR	111,894
			246,878

Ireland: 0.60%
	Ono Finance II Plc, Gtd. Notes
50,000	8.000%, 05/16/14 (a)	EUR	55,059
	Smurfit Kappa Funding Plc, Sr. Sub. Notes
75,000	7.750%, 04/01/15	EUR	109,526
			164,585
Italy: 0.25%
	Lottomatica SpA, Sub. Bonds
50,000	8.250%, 03/31/66 (a)(b)	EUR	68,281
Japan: 0.26%
	Softbank Corp., Sr. Unsec. Notes
50,000	7.750%, 10/15/13	EUR	71,044
Luxembourg: 1.70%
	Basell AF SCA, Secured Notes
50,000	8.375%, 08/15/15 (a)	EUR	58,019
	Beverage Packaging Holdings, Sr. Sub. Notes
50,000	9.500%, 06/15/17 (a)	EUR	55,454
	Cirsa Capital Luxembourg SA, Gtd. Notes
50,000	7.875%, 07/15/12 (a)	EUR	58,414
	Codere Finance Luxembourg SA, Gtd. Notes
50,000	8.250%, 06/15/15 (a)	EUR	64,532
	UPC Holding BV, Sr. Notes
50,000	8.000%, 11/01/16 (a)	EUR	68,084
	Wind Acquisition Finance SA, Secured Notes
100,000	9.750%, 12/01/15 (a)	EUR	156,889
			461,392
Netherlands: 1.67%
	Ardagh Glass Finance BV, Gtd. Notes
30,000	8.875%, 07/01/13 (a)	EUR	44,284
	Clondalkin Industries BV, Gtd. Notes
25,000	8.000%, 03/15/14 (a)	EUR	30,983
	Impress Holdings BV, Gtd. Notes
100,000	7.701%, 09/15/13 (a)(b)	EUR	145,640
	Linde Finance BV, Gtd. Bonds
70,000	7.375%, 07/14/66 (b)	EUR	109,231
	NXP BV/NXP Funding LLC, Secured Notes
50,000	7.326%, 10/15/13 (b)	EUR	62,756
	Sensata Technologies BV, Gtd. Notes
50,000	9.000%, 05/01/16	EUR	62,756
			455,650
South Africa: 0.15%
	Foodcorp, Ltd., Gtd. Notes
40,000	8.875%, 06/15/12 (a)	EUR	41,363

United Kingdom: 1.50%
	CEVA Group Plc, Gtd. Notes
50,000	8.500%, 12/01/14 (a)	EUR	56,046
	FCE Bank Plc, Sr. Euro Medium-Term Notes
50,000	7.875%, 02/15/11	GBP	83,479
	FKI Plc, Gtd. Bonds
30,000	6.625%, 02/22/10	EUR	45,705
	Ineos Group Holdings Plc, Gtd. Notes
100,000	7.875%, 02/15/16 (a)	EUR	115,249
	Ineos Vinyls Finance Plc, Secured Bonds
20,000	9.125%, 12/01/11 (a)	EUR	24,944
	Virgin Media Finance Plc, Gtd. Notes
50,000	9.750%, 04/15/14	GBP	84,471
			409,894
United States: 3.91%
	AGCO Corp., Sr. Sub. Notes
50,000	6.875%, 04/15/14	EUR	73,404
	Chesapeake Energy Corp., Gtd. Notes
50,000	6.250%, 01/15/17	EUR	71,636
	Fiat Finance North America, Inc., Gtd. Euro Medium-Term Notes
100,000	5.625%, 06/12/17	EUR	136,200
	General Motors Corp., Unsub. Notes
90,000	7.250%, 07/03/13	EUR	112,960
	HCA, Inc., Sr. Unsec. Notes
25,000	8.750%, 11/01/10	GBP	47,631
	Hertz Corp., Gtd. Notes
50,000	7.875%, 01/01/14	EUR	65,814
	Huntsman International Llc, Gtd. Notes
50,000	6.875%, 11/15/13 (a)	EUR	76,768
	Momentive Performance Materials, Inc., Gtd. Bonds
100,000	9.000%, 12/01/14 (a)	EUR	129,064
	Nielsen Finance Co., Llc, Gtd. Notes
100,000	9.000%, 08/01/14	EUR	148,403
	Rockwood Specialties Group, Inc., Gtd. Notes
50,000	7.625%, 11/15/14	EUR	73,412
	Travelport LLC, Gtd. Notes
50,000	9.012%, 09/01/14 (b)	EUR	59,795
	TRW Automotive, Inc., Gtd. Notes
50,000	6.375%, 03/15/14 (a)	EUR	66,702
			1,061,789
	Total Corporate Bonds (Amortized Cost $3,828,218)		3,616,916
CREDIT LINKED NOTES: 1.22%
Egypt: 0.19%
	Citigroup Funding Inc., Gtd. Notes, Credit Linked to the Arab Republic of Egypt, Egypt Treasury Bills
50,000	Zero Coupon, 10/23/08	USD	52,014

Indonesia: 1.03%
	Indonesia Government, Bonds, Series FR25
29,360	10.000%, 10/15/11	USD	29,743
	Indonesia Government, Bonds, Series FR47
300,000	10.000%, 02/15/28	USD	249,642
			279,385
	Total Credit Linked Notes (Amortized Cost $379,282)		331,399
SHORT-TERM SECURITIES: 0.05%

Mauritius: 0.05%
	Mauritius Treasury Bills
200,000	Zero Coupon, 11/10/08	MUR	7,342
200,000	Zero Coupon, 11/21/08	MUR	7,318
			14,660
	Total Short-Term Securities (Amortized Cost $12,725)		14,660
SHORT-TERM BANK DEBT INSTRUMENTS: 2.83%
	Brown Brothers Harriman & Co. - Grand Cayman
466,000	1.700%, due 04/01/08	JPY	4,675
177,000	1.700%, due 04/01/08	ZAR	21,825
94,000	1.700%, due 04/01/08	CHF	94,653
13,000	1.700%, due 04/01/08	CAD	12,665
	Wachovia - London
222,000	1.700%, due 04/01/08	EUR	350,484
56,000	1.700%, due 04/01/08	GBP	111,140
	Wells Fargo - Grand Cayman
175,000	1.700%, due 04/01/08	USD	175,000
			770,442
	Total Short-Term Bank Debt Instruments (Cost $744,758)		770,442
	Total Investments: 97.22% (Amortized Cost $25,018,183)		26,486,649
	Net Other Assets and Liabilities: 2.78%		757,727
	Net Assets: 100.00%		$27,244,376

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $2,160,902, representing 7.93% of net assets.

(b)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2008.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

Gtd.-Guaranteed

Sr. - Senior

Sub.-Subordinated

Unsec. - Unsecured

Unsub. - Unsubordinated

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CSK - Czech Koruna

COP - Colombian Peso

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HUF - Hungarian Fortis

JPY - Japanese Yen

MYR - Malaysian Ringgit

MXN - Mexican Peso

MUR - Mauritian Rupee

NOK - Norwegian Krone

PEN - Peruvian New Sol

PLN - Polish Zloty

SEK - Swedish Krona

USD - U.S. Dollar

TRL - New Turkish Lira

ZAR - South African Rand

Forward International Fixed Income Fund

FORWARD FOREIGN CURRENCY CONTRACTS

At March 31, 2008, the Fund had outstanding foreign currency exchanged contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency Contracts with Unrealized Gains	Purchase/ Sale Contract	Contracts to Deliver/Receive	Expiration Date	Settlement Date Value	Current Value	Unrealized Gain
Brazilian Real	Sale	218,880	04/02/08	$126,596	$124,689	$1,907
Chilean Peso	Purchase	46,000,000	05/15/08	97,748	105,040	7,292
Chilean Peso	Purchase	4,100,000	05/15/08	9,172	9,362	190
Czech Koruna	Purchase	300,000	05/15/08	18,147	18,740	593
Hungarian Fortis	Purchase	26,900,000	05/15/08	148,890	161,860	12,970
Hungarian Fortis	Purchase	3,800,000	05/15/08	21,739	22,865	1,126
Hungarian Fortis	Sale	4,000,000	05/15/08	24,333	24,068	265
Indonesian Rupiah	Purchase	3,300,000,000	04/15/08	347,771	358,063	10,292
Indonesian Rupiah	Purchase	300,000,000	04/15/08	32,538	32,551	13
Indonesian Rupiah	Sale	240,000,000	04/15/08	26,044	26,041	3
Malaysian Ringgit	Purchase	585,500	07/01/08	178,234	182,751	4,517
Peruvian New Sol	Purchase	400,000	05/14/08	140,637	146,564	5,927
Polish Zloty	Purchase	556,700	05/15/08	224,123	249,193	25,070
Russian Ruble	Purchase	2,500,000	05/15/08	100,680	105,978	5,298
Russian Ruble	Sale	400,000	05/15/08	16,992	16,956	36
Slovakian Koruna	Purchase	4,000,000	05/15/08	176,186	194,011	17,825
Slovakian Koruna	Sale	700,000	05/15/08	34,050	33,952	98
South African Rand	Sale	432,000	05/15/08	56,739	52,685	4,054
South African Rand	Sale	173,000	05/15/08	21,209	21,098	111
Total Open Forward Foreign Currency Contracts with Unrealized Gains						$97,587

Open Forward Foreign Currency Contracts with Unrealized Losses	Purchase/ Sale Contract	Contracts to Deliver/Receive	Expiration Date	Settlement Date Value	Current Value	Unrealized Loss
Brazilian Real	Purchase	40,000	04/02/08	$22,993	$22,786	$(207)
Brazilian Real	Purchase	218,880	05/05/08	125,753	123,922	(1,831)
Brazilian Real	Purchase	178,880	04/02/08	106,160	101,901	(4,259)
Colombian Peso	Sale	102,000,000	05/15/08	52,174	55,149	(2,975)
Czech Koruna	Sale	300,000	05/15/08	18,580	18,740	(160)
Czech Koruna	Sale	200,000	05/15/08	12,148	12,494	(346)
Czech Koruna	Sale	300,000	05/15/08	17,347	18,740	(1,393)
Czech Koruna	Sale	265,000	05/15/08	15,129	16,554	(1,425)
Hungarian Fortis	Sale	5,068,000	05/15/08	29,452	30,495	(1,043)
Indonesian Rupiah	Sale	276,500,000	04/15/08	29,044	30,001	(957)
Indonesian Rupiah	Sale	1,650,000,000	04/15/08	173,739	179,032	(5,293)
Mexican Peso	Sale	280,000	05/15/08	25,845	26,154	(309)
Mexican Peso	Sale	375,000	05/15/08	34,539	35,028	(489)
Mexican Peso	Sale	9,955,810	05/15/08	918,856	929,950	(11,094)
Peruvian New Sol	Sale	353,000	05/14/08	122,175	129,343	(7,168)
Polish Zloty	Sale	40,000	05/15/08	17,738	17,905	(167)
Polish Zloty	Sale	40,000	05/15/08	17,162	17,905	(743)
South African Rand	Purchase	160,000	05/15/08	19,634	19,513	(121)
South African Rand	Purchase	100,000	05/15/08	12,496	12,196	(300)
South African Rand	Purchase	130,000	05/15/08	16,365	15,854	(511)
South African Rand	Purchase	111,500	05/15/08	14,282	13,598	(684)
Turkish Lira	Purchase	20,000	05/15/08	16,022	14,737	(1,285)
Turkish Lira	Purchase	30,000	05/15/08	23,880	22,105	(1,775)
Turkish Lira	Purchase	60,000	05/15/08	47,559	44,210	(3,349)
Turkish Lira	Purchase	170,000	05/15/08	137,638	125,261	(12,377)
Total Open Forward Foreign Currency Contracts with Unrealized Losses						$(60,261)

Forward Progressive Real Estate Fund

Portfolio of Investments (Note 1)

March 31, 2008 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 86.28%
Health Care: 6.61%
21,100	Alexandria Real Estate Equities, Inc.	$1,956,392
14,900	Health Care REIT, Inc.	672,437
		2,628,829
Hotels: 4.28%
50,000	Hospitality Properties Trust	1,701,000
Industrial: 14.89%
40,000	AMB Property Corp.	2,176,800
30,000	EastGroup Properties, Inc.	1,393,800
40,000	ProLogis	2,354,400
		5,925,000
Office: 11.94%
16,500	Boston Properties, Inc.	1,519,155
34,900	Brookfield Properties Corp.	673,919
16,000	Corporate Office Properties Trust	537,760
20,000	Lexington Corporate Properties Trust	288,200
21,250	SL Green Realty Corp.	1,731,238
		4,750,272
Residential: 11.26%
50,000	American Campus Communities, Inc.	1,368,000
10,000	AvalonBay Communities, Inc.	965,200
49,500	Colonial Properties Trust	1,190,475
76,000	Education Realty Trust, Inc.	955,320
		4,478,995
Retail: 31.69%
35,450	CBL & Associates Properties, Inc.	834,139
73,000	Cedar Shopping Centers, Inc.	852,640
26,000	Developers Diversified Realty Corp.	1,088,880
90,000	Feldman Mall Properties, Inc.	233,100
40,000	Kimco Realty Corp.	1,566,800
36,000	Ramco-Gershenson Properties Trust	759,960
21,250	Regency Centers Corp.	1,376,150
32,500	Simon Property Group, Inc.	3,019,574
19,000	Vornado Realty Trust	1,637,990
36,000	Weingarten Realty Investors, Inc.	1,239,840
		12,609,073
Self Storage: 2.56%
90,000	U-Store-It Trust	1,019,700
Specialty: 3.05%
23,100	HRPT Properties Trust	155,463
23,600	iStar Financial, Inc.	331,108
25,000	Macquarie Infrastructure Co., LLC	728,250
		1,214,821
	Total Common Stocks (Cost $26,522,650)	34,327,690

MUTUAL FUNDS: 0.95%
8,500	iShares S&P World ex-U.S. Property Index Fund (a)	376,975
	Total Mutual Funds (Cost $420,707)	376,975
PREFERRED STOCKS: 1.94%
Health Care: 1.94%
15,000	LTC Properties, Inc., Preferred Shares, Series E, 8.500%	772,968
	Total Preferred Stocks (Cost $367,833)	772,968

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 10.58%
	Wachovia - London
$4,209,010	1.700%, due 04/01/08	4,209,010
	Total Short-Term Bank Debt Instruments (Cost $4,209,010)	4,209,010
	Total Investments: 99.75% (Cost $31,520,200)	39,686,643
	Net Other Assets and Liabilities: 0.25%	101,176
	Net Assets: 100.00%	$39,787,819

(a)	Investment in other funds is calculated at their respective net asset value as determined by those funds, in accordance with the Investment Company Act of 1940.

Percentages are stated as a percent of net assets.

Forward Small Cap Equity Fund (a)

Portfolio of Investments (Note 1)

March 31, 2008 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 98.41%
Auto & Transportation: 5.85%
145,900	Forward Air Corp.	$5,170,696
151,200	Gentex Corp.	2,593,080
230,600	Knight Transportation, Inc. (b)	3,795,676
86,300	Landstar System, Inc.	4,501,408
192,900	Old Dominion Freight Line, Inc. (c)	6,140,007
168,500	Thor Industries, Inc.	5,016,245
47,500	Tidewater, Inc.	2,617,725
		29,834,837

Consumer Discretionary: 22.23%
146,500	AnnTaylor Stores Corp. (c)	3,542,370
183,500	BJ’s Wholesale Club, Inc. (c)	6,549,115
76,600	The Brink’s Co.	5,145,988
158,600	Callaway Golf Co.	2,328,248
231,500	The Cheesecake Factory, Inc. (c)	5,044,385
101,200	Corrections Corp. of America (c)	2,785,024
91,900	DeVry, Inc.	3,845,096
146,000	The GEO Group, Inc. (c)	4,152,240
167,900	The Gymboree Corp. (c)	6,695,852
164,900	Hibbett Sporting Goods, Inc. (c)	2,546,056
169,000	Jack in the Box, Inc. (c)	4,541,030
232,700	LKQ Corp. (c)	5,228,769
172,700	The Men’s Wearhouse, Inc.	4,018,729
262,600	Nu Skin Enterprises, Inc., Class A	4,732,052
73,500	P.F. Chang’s China Bistro, Inc. (c)	2,090,340
285,200	Pacific Sunwear of California, Inc. (c)	3,596,372
139,400	Panera Bread Co., Class A (b)(c)	5,839,466
294,400	Penske Auto Group, Inc.	5,729,024
144,900	Phillips-Van Heusen Corp.	5,494,608
154,300	Red Robin Gourmet Burgers, Inc. (c)	5,797,051
289,800	Rollins, Inc.	5,126,562
163,400	Stage Stores, Inc.	2,647,080
118,600	THQ, Inc. (c)	2,585,480
135,900	Tupperware Brands Corp.	5,256,612
63,600	Under Armour, Inc., Class A (c)	2,327,760
304,900	World Wrestling Entertainment, Inc., Class A	5,674,189
		113,319,498
Consumer Staples: 6.38%
258,400	Flowers Foods, Inc.	6,395,400
163,800	Fresh Del Monte Produce, Inc. (c)	5,962,320
188,000	The Hain Celestial Group, Inc. (c)	5,546,000
107,700	Longs Drug Stores Corp.	4,572,942
163,800	NBTY, Inc. (c)	4,905,810
140,100	Ruddick Corp.	5,164,086
		32,546,558
Energy: 13.82%
57,900	Atwood Oceanics, Inc. (c)	5,310,588
114,000	Bill Barrett Corp. (c)	5,386,500
83,700	Carrizo Oil & Gas, Inc. (c)	4,960,899
134,500	Comstock Resources, Inc. (c)	5,420,350
232,900	Concho Resources, Inc. (c)	5,971,556

22,100	Core Laboratories N.V. (c)	2,636,530
138,200	EXCO Resources, Inc. (c)	2,556,700
135,900	Foundation Coal Holdings, Inc.	6,839,847
96,000	Lufkin Industries, Inc.	6,126,720
202,600	Mariner Energy, Inc. (c)	5,472,226
99,600	Penn Virginia Corp.	4,391,364
241,400	Petrohawk Energy Corp.(c)	4,869,038
318,100	PetroQuest Energy, Inc. (c)	5,515,854
110,800	Swift Energy Co. (c)	4,984,892
		70,443,064
Financial Services: 15.48%
55,900	Alexandria Real Estate Equities, Inc.	5,183,048
148,800	Corporate Office Properties Trust	5,001,168
565,500	Cybersource Corp. (c)	8,261,955
80,200	Digital Realty Trust, Inc.	2,847,100
100,000	Entertainment Properties Trust	4,933,000
99,700	Factset Research Systems, Inc.	5,370,839
143,900	Hancock Holding Co.	6,046,678
165,300	Investment Technology Group, Inc. (c)	7,633,554
227,100	National Retail Properties, Inc.	5,007,555
124,100	Sovran Self Storage, Inc.	5,300,311
32,500	UMB Financial Corp.	1,339,000
291,200	Waddell & Reed Financial, Inc., Class A	9,356,256
157,800	Weingarten Realty Investors	5,434,632
137,500	WestAmerica Bancorp	7,232,500
		78,947,596
Health Care : 10.30%
90,500	Haemonetics Corp. (c)	5,391,990
297,851	Healthcare Services Group, Inc.	6,147,645
91,300	Kendle International, Inc. (c)	4,101,196
77,700	Medical Action Industries, Inc. (c)	1,276,611
165,200	Meridian Bioscience, Inc.	5,522,636
96,400	Owens & Minor, Inc.	3,792,376
278,000	PAREXEL International Corp. (c)	7,255,800
78,900	Pediatrix Medical Group, Inc. (c)	5,317,860
229,200	Perrigo Co.	8,647,716
304,200	PSS World Medical, Inc. (c)	5,067,972
		52,521,802
Materials & Processing: 4.93%
190,200	AMCOL International Corp.	5,939,946
125,800	CLARCOR, Inc.	4,472,190
90,800	Clean Harbors, Inc. (c)	5,902,000
110,100	EMCOR Group, Inc. (c)	2,445,321
487,400	Exide Technologies (c)	6,384,940
		25,144,397
Producer Durables: 4.83%
134,700	Belden, Inc.	4,757,604
62,550	Bucyrus International, Inc., Class A	6,358,207
125,100	Donaldson Co., Inc.	5,039,028
94,400	Esterline Technologies Corp. (c)	4,754,928
40,900	Itron, Inc. (c)	3,690,407
		24,600,174
Technology: 13.28%
280,900	ANSYS, Inc. (c)	9,696,668
139,900	CACI International, Inc., Class A (c)	6,372,445
205,700	Checkpoint Systems, Inc. (c)	5,523,045

202,700	Cree, Inc. (c)	5,667,492
45,000	DRS Technologies, Inc.	2,622,600
255,700	Intersil Corp., Class A	6,563,819
189,500	Kenexa Corp. (c)	3,501,960
118,300	ManTech International Corp., Class A (c)	5,366,088
260,000	Micros Systems, Inc. (c)	8,751,600
236,600	Microsemi Corp. (c)	5,394,480
217,300	Nuance Communications, Inc. (c)	3,783,193
268,300	The TriZetto Group, Inc. (c)	4,477,927
		67,721,317
Utilities: 1.31%
102,100	South Jersey Industries, Inc.	3,584,731
114,500	Vectren Corp.	3,072,035
		6,656,766
	Total Common Stocks (Cost $460,829,534)	501,736,009

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 1.13%
	Wachovia - London
$5,738,456	1.700%, due 04/01/08	5,738,456
	Total Short-Term Bank Debt Instruments (Cost $5,738,456)	5,738,456
	Total Investments: 99.54% (excluding investments purchased with cash collateral from securities loaned) (Cost $466,567,990)	507,474,465

Shares
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 0.78%
3,965,422	Brown Brothers Investment Trust, Securities Lending Investment Fund (d)	3,965,422
	Total Investments Purchased with Cash Collateral From Securities Loaned (Cost $3,965,422)	3,965,422
	Total Investments: 100.32% (Cost $470,533,412)	511,439,887
	Net Other Assets and Liabilities: (0.32)%	(1,612,976)
	Net Assets: 100.00%	$509,826,911

(a)	Prior to May 1, 2008, the Forward Small Cap Equity Fund was known as the Forward Hoover Small Cap Equity Fund.

(b)	Security, or portion of security, is currently on loan.

(c)	Non-income producing security.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 1)

Percentages are stated as a percent of net assets.

Forward Mini-Cap Fund(a)

Portfolio of Investments, Inc. (Note 1)

March 31, 2008 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 95.67%
Auto & Transportation: 5.83%
29,500	AAR Corp. (b)	$804,465
22,100	Forward Air Corp.	783,224
30,600	Old Dominion Freight Line, Inc.(b)	973,998
63,400	Titan International, Inc.	1,940,674
		4,502,361
Consumer Discretionary: 23.22%
21,500	Blue Nile, Inc.(b)	1,164,225
76,400	California Pizza Kitchen, Inc.(b)	1,001,604
45,200	Charlotte Russe Holding, Inc.(b)	783,768
70,800	The Dress Barn, Inc.(b)	916,152
45,800	First Advantage Corp., Class A(b)	970,502
28,400	The GEO Group, Inc.(b)	807,696
25,500	The Gymboree Corp.(b)	1,016,940
25,200	Hibbett Sporting Goods, Inc.(b)	389,088
110,800	Morton’s Restaurant Group, Inc.(b)	878,644
40,500	Nathan’s Famous, Inc.(b)	567,000
39,700	Nu Skin Enterprises, Inc., Class A	715,394
27,800	P.F. Chang’s China Bistro, Inc.(b)	790,632
72,700	Pacific Sunwear of California, Inc.(b)	916,747
67,600	PriceSmart, Inc.	1,873,196
23,600	Red Robin Gourmet Burgers, Inc.(b)	886,652
52,700	Stage Stores, Inc.	853,740
74,400	The Talbots, Inc.	802,032
41,000	Texas Roadhouse, Inc., Class A(b)	401,800
9,700	Under Armour, Inc., Class A(b)	355,020
47,900	Volcom, Inc.(b)	968,059
46,600	World Wrestling Entertainment, Inc., Class A	867,226
		17,926,117
Consumer Staples: 1.78%
100,600	Omega Protein Corp.(b)	1,373,190
Energy: 11.42%
20,000	Bill Barrett Corp.(b)	945,000
87,300	BZP Resources, Inc.(b)	1,897,029
12,700	Carrizo Oil & Gas, Inc.(b)	752,729
20,400	Comstock Resources, Inc.(b)	822,120
33,100	Lufkin Industries, Inc.	2,112,442
86,700	PetroQuest Energy, Inc.(b)	1,503,378
47,100	Rex Energy Corp.(b)	783,744
		8,816,442
Financial Services: 7.96%
29,700	American Campus Communities, Inc.	812,592
27,500	Cohen & Steers, Inc.	728,475
85,400	Cybersource Corp.(b)	1,247,694
19,600	EastGroup Properties, Inc.	910,616
33,100	LTC Properties, Inc.	851,001
44,600	OMEGA Healthcare Investors, Inc.	774,256

18,700	Sovran Self Storage, Inc.	798,677
39,000	SWA REIT & Investments, Ltd., ADC (b)(c)	25,244
		6,148,555
Health Care: 9.32%
26,300	CorVel Corp. (b)	804,517
44,862	Healthcare Services Group, Inc.	925,952
32,000	HealthExtras, Inc. (b)	794,880
27,200	HMS Holdings Corp. (b)	776,560
13,900	Kendle International, Inc. (b)	624,388
14,300	Medical Action Industries, Inc. (b)	234,949
30,500	Meridian Bioscience, Inc.	1,019,615
73,400	Merit Medical Systems, Inc. (b)	1,161,922
49,700	Phase Forward, Inc. (b)	848,876
		7,191,659
Materials & Processing: 13.28%
36,800	A. Schulman, Inc.	755,504
29,000	AMCOL International Corp.	905,670
26,600	American Vanguard Corp.	442,624
37,600	Balchem Corp.	861,792
87,400	Beacon Roofing Supply, Inc. (b)	874,000
50,500	Calgon Carbon Corp. (b)	760,025
73,800	Exide Technologies (b)	966,780
153,400	Hill International, Inc. (b)	1,919,034
35,800	Innospec, Inc.	758,960
38,300	Mobile Mini, Inc. (b)	727,700
30,100	Northwest Pipe Co. (b)	1,278,949
		10,251,038
Producer Durables: 10.59%
51,500	American Ecology Corp.	1,304,495
19,500	Cascade Corp.	961,545
85,300	Darling International, Inc. (b)	1,104,635
28,400	Ducommun, Inc. (b)	785,828
29,800	Meritage Homes Corp. (b)	575,736
6,300	The Middleby Corp. (b)	393,057
71,600	Photon Dynamics, Inc. (b)	758,960
18,900	Tennant Co.	752,409
42,300	Titan Machinery, Inc. (b)	791,010
45,100	Veeco Instruments, Inc. (b)	750,013
		8,177,688
Technology: 12.27%
55,300	Ansoft Corp. (b)	1,687,756
25,500	Blackboard, Inc. (b)	849,915
40,000	Checkpoint Systems, Inc. (b)	1,074,000
24,600	Concur Technologies, Inc. (b)	763,830
29,700	Kenexa Corp. (b)	548,856
46,000	NetLogic Microsystems, Inc. (b)	1,110,440
41,700	The TriZetto Group, Inc. (b)	695,973
29,300	The Ultimate Software Group, Inc. (b)	880,758
30,000	Vocus, Inc. (b)	792,000
94,000	Volterra Semiconductor Corp. (b)	1,065,020
		9,468,548
	Total Common Stocks (Cost $67,019,687)	73,855,598

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 4.08%
	Wells Fargo - Grand Cayman
$3,151,915	1.700%, due 04/01/08	3,151,915
	Total Short-Term Bank Debt Instruments (Cost $3,151,915)	3,151,915
	Total Investments: 99.75% (Cost $70,171,602)	77,007,513
	Net Other Assets and Liabilities: 0.25%	195,581
	Net Assets: 100.00%	$77,203,094

(a)	Prior to May 1, 2008, the Forward Mini-Cap Fund was known as the Forward Hoover Mini-Cap Fund.

(b)	Non-income producing security.

(c)	ADC-Austrian Depositary Certificates.

Percentages are stated as a percent of net assets.

Sierra Club Stock Fund

Portfolio of Investments (Note 1)

March 31, 2008 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 99.31%
Airlines: 1.19%
36,800	Southwest Airlines Co.	$456,320
Banks: 9.30%
10,895	Bank of America Corp.	413,029
17,900	Fifth Third Bancorp	374,468
16,300	KeyCorp	357,785
6,818	The PNC Financial Services Group, Inc.	447,056
19,000	Regions Financial Corp.	375,250
7,200	SunTrust Banks, Inc.	397,008
14,132	U.S. Bancorp	457,312
11,800	Wachovia Corp.	318,600
14,888	Wells Fargo & Co.	433,241
		3,573,749
Biotechnology: 4.63%
6,400	Biogen Idec, Inc. (a)	394,816
7,900	Celgene Corp. (a)	484,191
5,300	Genzyme Corp. (a)	395,062
9,802	Gilead Sciences, Inc. (a)	505,097
		1,779,166
Commercial Services & Supplies: 6.39%
10,100	Automatic Data Processing, Inc.	428,139
13,349	eBay, Inc. (a)	398,334
10,200	McGraw-Hill Cos., Inc.	376,890
12,584	Moody’s Corp.	438,301
12,316	Paychex, Inc.	421,946
18,443	The Western Union Co.	392,283
		2,455,893
Communications Equipment: 1.89%
13,500	Juniper Networks, Inc. (a)	337,500
9,500	QUALCOMM, Inc.	389,500
		727,000
Computers & Peripherals: 5.69%
2,358	Apple, Inc. (a)	338,373
18,780	Dell, Inc. (a)	374,098
24,236	EMC Corp. (a)	347,544
8,928	Hewlett-Packard Co.	407,653
18,000	Network Appliance, Inc. (a)	360,900
22,974	Sun Microsystems, Inc. (a)	356,786
		2,185,354
Diversified Financials: 10.32%
8,837	American Express Co.	386,354
5,107	Bear Stearns Cos., Inc.	53,572
7,799	Capital One Financial Corp.	383,867
17,546	The Charles Schwab Corp.	330,391
675	CME Group, Inc., Class A	316,643
13,152	Federal Home Loan Mortage Corp.	333,009

11,214	Federal National Mortgage Association	295,152
4,125	Franklin Resources, Inc.	400,084
9,200	The NASDAQ OMX Group, Inc. (a)	355,672
5,200	NYSE Euronext, Inc.	320,892
22,244	SLM Corp. (a)	341,445
5,642	State Street Corp.	445,717
		3,962,798
Food & Drug Retailing: 3.47%
11,242	CVS/Caremark Corp.	455,413
16,768	Kroger Co.	425,907
11,800	Walgreen Co.	449,462
		1,330,782
Food Products: 2.38%
11,500	The Hershey Co.	433,205
7,664	Wm. Wrigley Jr., Co.	481,606
		914,811
Health Care Equipment & Services: 5.44%
6,600	Baxter International, Inc.	381,612
5,331	Becton Dickinson & Co.	457,666
30,000	Boston Scientific Corp. (a)	386,100
11,052	St. Jude Medical, Inc. (a)	477,336
5,980	Stryker Corp.	388,999
		2,091,713
Health Care Providers Equipment & Services: 5.14%
7,000	Cardinal Health, Inc.	367,570
8,322	CIGNA Corp.	337,624
6,100	Express Scripts, Inc., Class A (a)	392,352
8,800	Medco Health Solutions, Inc. (a)	385,352
7,700	UnitedHealth Group, Inc.	264,572
5,100	WellPoint, Inc. (a)	225,063
		1,972,533
Hotels, Restaurants & Leisure: 4.55%
8,564	International Game Technology	344,358
4,400	Las Vegas Sands Corp. (a)	324,016
4,498	MGM MIRAGE (a)	264,347
21,900	Starbucks Corp. (a)	383,251
8,300	Starwood Hotels & Resorts Worldwide, Inc.	429,526
		1,745,498
Household Products: 1.23%
10,300	The Estee Lauder Cos., Inc., Class A	472,255
Insurance: 4.92%
7,255	ACE, Ltd.	399,460
7,157	Aflac, Inc.	464,847
5,108	The Hartford Financial Services Group, Inc.	387,033
23,400	Progressive Corp.	376,038
8,885	XL Capital, Ltd., Class A	262,552
		1,889,930
Internet & Catalog Retail: 1.80%
4,861	Amazon.com, Inc. (a)	346,589
16,700	IAC/InterActiveCorp. (a)	346,692
		693,281

Internet Software & Services: 1.78%
600	Google, Inc., Class A (a)	264,282
14,530	Yahoo!, Inc. (a)	420,353
		684,635
IT Consulting & Services: 1.93%
13,200	Cognizant Technology Solutions Corp. (a)	380,556
21,600	Electronic Data Systems Corp.	359,640
		740,196
Leisure Equipment & Products: 1.00%
7,700	Electronic Arts, Inc. (a)	384,384
Media: 3.38%
24,607	Comcast Corp., Class A	475,899
12,000	DISH Network Corp. (a)	344,760
3,900	Liberty Capital Corp., Class A (a)	61,386
9,428	Omnicom Group, Inc.	416,529
		1,298,574
Multiline Retail: 1.09%
6,435	Costco Wholesale Corp.	418,082
Real Estate: 6.79%
7,900	AMB Property Corp.	429,918
4,900	Boston Properties, Inc.	451,143
26,300	Host Hotels & Resorts, Inc.	418,696
12,300	Kimco Realty Corp.	481,791
5,200	Public Storage	460,824
4,500	SL Green Realty Corp.	366,615
		2,608,987
Semiconductor Equipment & Products: 5.27%
14,415	Analog Devices, Inc.	425,531
21,021	Applied Materials, Inc.	410,120
9,300	KLA-Tencor Corp.	345,030
14,200	Microchip Technology, Inc.	464,765
13,391	Texas Instruments, Inc.	378,564
		2,024,010
Software: 6.69%
10,514	Adobe Systems, Inc. (a)	374,193
9,000	Autodesk, Inc. (a)	283,320
18,027	CA, Inc.	405,608
14,200	Intuit, Inc. (a)	383,542
12,726	Microsoft Corp.	361,164
19,868	Oracle Corp. (a)	388,618
22,364	Symantec Corp. (a)	371,690
		2,568,135
Specialty Retail: 3.04%
13,300	Bed Bath & Beyond, Inc. (a)	392,350
8,500	Best Buy Co., Inc.	352,410
9,200	Fastenal Co.	422,556
		1,167,316
	Total Common Stocks (Cost $41,114,772)	38,145,402

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 2.00%
	Wells Fargo - Grand Cayman
$766,971	1.700%, due 04/01/08	766,971
	Total Short-Term Bank Debt Instruments (Cost $766,971)	766,971
	Total Investments: 101.31% (Cost $41,881,743)	38,912,373
	Net Other Assets and Liabilities: (1.31)%	(502,453)
	Net Assets: 100.00%	$38,409,920

(a)	Non-income producing security.

Percentages are stated as a percent of net assets.

Forward Funds

Notes to Schedule of Portfolio Investments (Unaudited)

March 31, 2008

1. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by each Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market and that are freely transferable are valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there have been no sales that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts are valued at either the last available sale price or at fair value.

Debt securities (including convertible debt) that have more than 60 days remaining until maturity or that are credit impaired for which market data is readily available are valued on the basis of the average of the latest bid and ask price. Debt securities that mature in less than 60 days and that are not credit impaired are valued at amortized cost if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity if the original term to maturity exceeds 60 days (unless the Board of Trustees determines that this method does not represent fair value). For most debt securities, the Funds receive pricing information from independent pricing vendors (approved by the Board of Trustees) which also use information provided by market makers or estimates of value obtained from yield data relating to securities with similar characteristics. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. In the event valuation information is not available from third party pricing vendors for a debt security held by a Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter market and that are freely transferable are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the option is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures and swap contracts for which market quotations are readily available are valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities.

Options on securities and options on indices are valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally are valued based on quotes received from a third party pricing service or one or more dealers that make markets in such securities, or at fair value.

Portfolio securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies, which are priced as equity securities

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m. Eastern Time, which approximates the close of the London Exchange. The portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Option Writing/Purchasing: The Funds, excluding the Forward Growth Fund, may write or purchase options contracts. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values. At March 31, 2008, the Forward Opportunities Fund held purchased options with a market value of $230,858 and held no written options. The other Funds held no purchased or written options.

Short Sales: The Funds, excluding the Forward Growth Fund, may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends payable on securities while those securities are in a short position. At March 31, 2008, the Forward Opportunities Fund and the Forward Long/Short Credit Analysis Fund held securities sold short with a market value of $897,210 and $10,602,055, respectively. The other Funds held no securities sold short.

Cash Management Transactions: The Funds subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”). The BBH CMS is an investment product that automatically sweeps the Funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved, world-class commercial bank. This fully automated program allows the Funds to earn interest on cash balances while remaining diversified. Excess cash invested with deposit institutions domiciled outside of the United States, as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The Funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS are accounted for on a cost basis.

Lending of Portfolio Securities: Each Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The loans are secured by collateral in the form of cash that is equal to at least 102% of the fair value of the securities loaned plus accrued interest, if any. Upon lending its securities to third parties, a Fund receives compensation in the form of income on the investment of the cash collateral.

Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand, and loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends, to the extent practicable, to terminate the loan and regain the right to vote if the matter to be voted upon is considered significant with respect to the investment. Additionally, the Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The Fund receives cash collateral which is invested in the Brown Brothers Investment Trust Securities Lending Investment Fund. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays the lending Fund the economic equivalent of any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses. At March 31, 2008, Forward International Small Companies Fund, Forward Banking and Finance Fund, Forward Growth Fund, Forward Opportunities Fund and Forward Small Cap Equity Fund had securities on loan valued at $6,176,646, $529,800, $561,141, $40,240 and $3,899,031, respectively, and received cash with a value of $6,460,640, $559,720, $602,160, $41,405 and $3,965,422, respectively, as collateral. At March 31,2008, the other Funds had no securities on loan.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Real Estate Investment Trusts (“REITs”): The Forward Progressive Real Estate Fund invests a substantial portion of its assets in REITs and is subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 or its failure to maintain exemption from registration under the 1940 Act.

Portfolio of Investments: The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

Fair Value Measurements: The Funds adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” on January 1, 2008. FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.

Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2008.

Valuation Inputs	Investments in Securities	Other Financial Instruments(a)
Forward Asia Ex-Japan Equities
Level 1-Quoted Prices	$6,781,646	—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	—	—
Total	$6,781,646	—

Forward Eastern Europe Equities
Level 1-Quoted Prices	$5,128,997	—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	—	—
Total	$5,128,997	—

Forward Emerging Markets
Level 1-Quoted Prices	$87,808,567	—
Level 2-Other Significant Observable Inputs	3,999,611	—
Level 3-Significant Unobservable Inputs	—	—
Total	$91,808,178	—

Forward International Equity
Level 1-Quoted Prices	$71,201,975	—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	—	—
Total	$71,201,975	—

Forward International Small Companies
Level 1-Quoted Prices	$773,505,270	—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	—	—
Total	$773,505,270	—

Forward Large Cap Equity
Level 1-Quoted Prices	$17,699,721	—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	—	—
Total	$17,699,721	—

Forward Banking and Finance
Level 1-Quoted Prices	$99,263,994	—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	—	—
Total	$99,263,994	—

Forward Growth
Level 1-Quoted Prices	$151,373,552	—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	—	—
Total	$151,373,552	—

Forward Legato
Level 1-Quoted Prices	$6,585,232	—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	—	—
Total	$6,585,232	—

Forward Opportunities
Level 1-Quoted Prices	$6,954,944	$(897,210)
Level 2-Other Significant Observable Inputs	725	—
Level 3-Significant Unobservable Inputs	—	—
Total	$6,955,669	$(897,210)

Forward Long/Short Credit Analysis
Level 1-Quoted Prices	$3,490,776	$(680,591)
Level 2-Other Significant Observable Inputs	22,222,226	(9,921,464)
Level 3-Significant Unobservable Inputs	—	—
Total	$25,713,002	$(10,602,055)

Forward International Fixed Income
Level 1-Quoted Prices	$2,039,625	—
Level 2-Other Significant Observable Inputs	24,447,024	$37,326
Level 3-Significant Unobservable Inputs	—	—
Total	$26,486,649	$37,326

Forward Progressive Real Estate
Level 1-Quoted Prices	$39,686,643	—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	—	—
Total	$39,686,643	—

Forward Small Cap Equity
Level 1-Quoted Prices	$511,439,887	—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	—	—
Total	$511,439,887	—

Forward Mini-Cap
Level 1-Quoted Prices	$77,007,513	—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	—	—
Total	$77,007,513	—

Sierra Club Stock
Level 1-Quoted Prices	$38,912,373	—
Level 2-Other Significant Observable Inputs	—	—
Level 3-Significant Unobservable Inputs	—	—
Total	$38,912,373	—

(a)	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

For the three months ended March 31, 2008, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

2. Tax Basis Information

Tax Basis of Investments At March 31, 2008, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION / (DEPRECIATION)
Forward Asia Ex-Japan Equities	$7,052,744	$215,904	$(487,002)	$(271,098)
Forward Eastern Europe Equities	5,936,947	60,660	(868,610)	(807,950)
Forward Emerging Markets	78,338,741	18,280,881	(4,811,444)	13,469,437
Forward International Equity	73,840,881	7,541,914	(10,180,820)	(2,638,906)
Forward International Small Companies	755,248,599	79,762,974	(61,506,303)	18,256,671
Forward Large Cap Equity	17,154,187	1,536,080	(990,546)	545,534
Forward Banking and Finance	93,569,537	14,520,998	(8,826,541)	5,694,457
Forward Growth	141,353,892	23,091,656	(13,071,996)	10,019,660
Forward Legato	6,231,441	1,124,848	(771,057)	353,791
Forward Opportunities	7,158,319	240,164	(442,814)	(202,650)
Forward Long/Short Credit Analysis	27,013,977	0	(1,300,975)	(1,300,975)
Forward International Fixed Income	25,028,017	2,062,089	(603,457)	1,458,632
Forward Progressive Real Estate	31,520,200	11,064,136	(2,897,693)	8,166,443
Forward Small Cap Equity	473,178,783	49,001,682	(10,740,578)	38,261,104
Forward Mini-Cap	70,872,219	7,585,784	(1,450,490)	6,135,294
Sierra Club Stock	42,232,681	3,180,876	(6,501,184)	(3,320,308)

Post October Loss: Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2007, the Funds elected to defer capital losses and currency losses occurring between November 1, 2007 and December 31, 2007 as follows:

FUND	CAPITAL LOSS	F/X LOSS
Forward Emerging Markets	—	$(50,186)
Forward International Equity	—	(27,430)
Forward International Small Companies	$(286,166)	(209,679)
Forward Large Cap Equity	(358,811)	—
Forward Opportunities	(158,015)	—
Forward Long/Short Credit Analysis	(342,186)	—
Forward Small Cap Equity	(7,369,188)	—
Forward Mini-Cap	(3,454,490)	—

Capital Loss Carryforwards: At December 31, 2007 the following Funds had available for Federal income tax purposes unused capital losses as follows:

FUND	EXPIRING IN 2009		2010		2015
Forward Emerging Markets	$(1,537,913	) (a)	$(2,015,691	) (a)	—
Forward Large Cap Equity	—		—		$(46,757)
Forward Opportunities	(4,214,859)		(1,848,987)		—
Forward Long/Short Credit Analysis	—		—		(1,291,731)
Sierra Club Stock	(50,703	) (a)	—		—

(a)	Subject to limitations under §382.

During the year ended December 31, 2007, the Forward Emerging Markets Fund utilized capital loss carryovers of $1,030,873, the Forward Opportunities Fund utilized capital loss carryovers of $911,614 and the Sierra Club Stock Fund utilized capital loss carryovers of $25,351.

Item 2 – Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Forward Funds

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr., President & Trustee

Date:	May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr., President & Trustee

Date:	May 27, 2008

By:	/s/ Barbara H. Tolle
Barbara H. Tolle, Treasurer

Date:	May 27, 2008